UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q/A
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                                AMENDMENT NO. 1

                 Investment Company Act file number  811-00214
                                                    -----------

                           SENTINEL GROUP FUNDS, INC.
                        --------------------------------
               (Exact name of registrant as specified in charter)

                             ONE NATIONAL LIFE DRIVE
                               MONPELIER, VT 05604
                            -------------------------
               (Address of principal executive offices) (Zip code)

                     SENTINEL ADMINISTRATIVE SERVICES, INC.
                             ONE NATIONAL LIFE DRIVE
                              MONTPELIER, VT 05604
                     ---------------------------------------
                     (Name and address of agent for service)

                                 (800) 282-3863
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end:  11/30/06
                          --------

Date of reporting period: 08/31/06
                          --------

  SENTINEL BALANCED FUND
  INVESTMENTS IN SECURITIES
  at August 31, 2006 (Unaudited)
  -----------------------------------------------------------------------------
                                                 Principal
                                                   Amount            Value
                                                 (M=$1,000)         (Note 1)
  -----------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCY OBLIGATIONS 36.6%
  FEDERAL FARM CREDIT BANK 0.4%
  Agency Discount Notes:
  5.09%, 09/06/06                                     1,300 M    $    1,299,081
                                                                 --------------
  FEDERAL HOME LOAN BANK 1.8%
  Agency Discount Notes:
  5.09%, 09/05/06                                     5,200 M         5,197,059
                                                                 --------------
  FEDERAL HOME LOAN MORTGAGE CORPORATION 13.0%
  Collateralized Mortgage Obligations:
  FHR R005 AB
          5.5% , 12/15/18                             1,188 M         1,183,714
  FHR 2837 ED
            5% , 08/15/19                             5,971 M         5,784,226
  FHR 3097 LW
            6% , 01/15/21                             4,373 M         4,439,071
  FHR 3166 GB
            6% , 06/15/21                             3,000 M         3,022,086
  FHR 3181 AX
          6.5% , 07/15/26                             4,000 M         4,183,720
  FHR 3181 BW
            6% , 07/15/26                             6,032 M         6,130,576
  FHR 2535 PC
            6% , 09/15/32                             2,000 M         2,026,500
                                                                 --------------
                                                                     26,769,893
                                                                 --------------
  Mortgage-Backed Securities:
  15-Year:
  FHLMC G10037
          9.5% , 10/01/06                                43                  43
                                                                 --------------
  30-Year:
  FHLMC P00020
          6.5% , 10/01/22                               789 M           798,759
  FHLMC C47315
          6.5% , 08/01/29                             1,412 M         1,444,441
  FHLMC A51587
            6% , 08/01/36                             4,000 M         4,007,876
  FHLMC C0-2611
          6.5% , 08/01/36                             5,000 M         5,081,043
                                                                 --------------
                                                                     11,332,119
                                                                 --------------
  TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                       38,102,055
                                                                 --------------

  FEDERAL NATIONAL MORTGAGE ASSOCIATION 18.8%
  Collateralized Mortgage Obligations:
  FNR 06-63 VH
          6.5% , 03/25/23                            12,500 M        12,887,375
  FNR 06-78 BV
          6.5% , 06/25/23                             1,500 M         1,551,945
  FNR 06-66 NV
          6.5% , 02/25/24                             9,000 M         9,252,450
  FNR 06-88 BV
          6.5% , 11/25/25                             7,232 M         7,452,489
  FNR 02-83 LE
          5.5% , 07/25/31                             7,600 M         7,544,064
  FNR 03-42 PE
          5.5% , 12/25/31                             5,500 M         5,423,825
                                                                 --------------
                                                                     44,112,148
                                                                 --------------
  Mortgage-Backed Securities:
  15-Year:
  FNMA 313699
            9% , 12/01/06                               472                 473
                                                                 --------------

  20-Year:
  FNMA 313960
        10.25% , 10/01/17                                30 M            31,463
                                                                 --------------

  30-Year:
  FNMA 500296
            6% , 04/01/29                                16 M            16,016
  FNMA 514054
            7% , 09/01/29                                73 M            75,594
  FNMA 748895
            6% , 12/01/33                             1,425 M         1,426,521
  FNMA 825966
            5% , 07/01/35                             2,213 M         2,122,174
  FNMA 845353
          5.5% , 01/01/36                             7,599 M         7,463,779
                                                                 --------------
                                                                     11,104,084
                                                                 --------------

  TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                        55,248,168
                                                                 --------------

  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 2.6%
  Collateralized Mortgage Obligations:
  GNR 04-26 GC
            5% , 06/16/31                             2,500 M         2,428,475
  GNR 03-75 JC
            6% , 08/20/32                             5,000 M         5,080,250
                                                                 --------------
                                                                      7,508,725
                                                                 --------------
  Mortgage-Backed Securities:
  15-year:
  GNMA 514482
          7.5% , 09/15/14                                91 M            95,076
                                                                 --------------
  30-Year:
  GNMA 26446
            9% , 02/15/09                                 6 M             6,276
                                                                 --------------

  TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATON                       7,610,077
                                                                 --------------

  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost $106,563,743)                                               107,456,440
                                                                 --------------

  -----------------------------------------------------------------------------
                                                                      Value
                                                  Shares             (Note 1)
  -----------------------------------------------------------------------------
  COMMON STOCKS 64.7%

  CONSUMER DISCRETIONARY 4.8%
* Comcast Corp. - Class A                            73,600      $    2,569,376
  Disney (Walt) Co.                                  33,000             978,450
  Gap, Inc.                                          25,000             420,250
  Grupo Televisa, S.A.                               51,100             972,944
  Hilton Hotels Corp.                                75,000           1,910,250
  McDonald's Corp.                                   42,400           1,522,160
  McGraw-Hill Cos., Inc.                             29,600           1,654,936
  Staples, Inc.                                      61,050           1,377,288
  Time Warner, Inc.                                 100,000           1,662,000
  TJX Cos., Inc.                                     40,400           1,080,700
                                                                 --------------
                                                                     14,148,354
                                                                 --------------
  CONSUMER STAPLES 5.9%
  Altria Group, Inc.                                 40,500           3,382,965
  CVS Corp.                                          34,600           1,160,830
  Diageo plc (ADR)                                   27,500           1,966,250
  Kellogg Co.                                        25,000           1,267,500
  Kimberly-Clark Corp.                               40,000           2,540,000
  PepsiCo, Inc.                                      40,000           2,611,200
  Procter & Gamble Co.                               50,000           3,095,000
  Wal-Mart Stores, Inc.                              27,500           1,229,800
                                                                 --------------
                                                                     17,253,545
                                                                 --------------
  ENERGY 7.1%
  Chevron Corp.                                      55,600           3,580,640
  EOG Resources, Inc.                                22,500           1,458,450
  ExxonMobil Corp.                                   78,000           5,278,260
  GlobalSantaFe Corp.                                28,500           1,402,770
  Noble Energy, Inc.                                 35,300           1,744,526
* Pride Int'l., Inc.                                 40,000           1,037,200
  Schlumberger Ltd.                                  75,000           4,597,500
* Weatherford Int'l., Ltd.                           40,800           1,754,400
                                                                 --------------
                                                                     20,853,746
                                                                 --------------
  FINANCIALS 12.6%
  American Express Co.                               40,600           2,133,124
  American Int'l. Group                              75,000           4,786,500
  Ameriprise Financial, Inc.                          8,120             371,328
  Bank of America Corp.                              86,990           4,477,375
  Bank of New York, Inc.                             42,300           1,427,625
  Citigroup, Inc.                                   100,000           4,935,000
  Goldman Sachs Group, Inc.                           9,600           1,427,040
  J.P. Morgan Chase & Co.                           100,000           4,566,000
  Mellon Financial Corp.                             50,000           1,861,500
  Merrill Lynch & Co., Inc.                          23,400           1,720,602
  Morgan Stanley                                     24,500           1,611,855
  PNC Financial Services Group, Inc.                 11,800             835,322
  St. Paul Travelers Cos., Inc.                      32,800           1,439,920
  U.S. Bancorp                                       60,000           1,924,200
  Wachovia Corp.                                     23,900           1,305,657
  Wells Fargo & Co.                                  61,000           2,119,750
                                                                 --------------
                                                                     36,942,798
                                                                 --------------
  HEALTH CARE 10.9%
* Amgen, Inc.                                        31,300           2,126,209
  Baxter Int'l., Inc.                                42,800           1,899,464
  Bristol-Myers Squibb Co.                           48,100           1,046,175
  Cigna Corp.                                         7,000             791,490
  GlaxoSmithKline plc (ADR)                          35,600           2,021,368
  HCA, Inc.                                          31,100           1,533,852
  Johnson & Johnson                                  73,300           4,739,578
* Laboratory Corp. of America Holdings (a)           28,900           1,977,338
  Lilly, Eli & Co.                                   20,000           1,118,600
* Medco Health Solutions, Inc.                       19,660           1,245,854
  Medtronic, Inc.                                    67,000           3,142,300
  Novartis (ADR)                                     35,500           2,027,760
  Pfizer, Inc.                                       85,000           2,342,600
  Sanofi-Aventis (ADR)                               30,700           1,379,965
  Teva Pharmaceutical Industries Ltd. (ADR)          71,000           2,467,960
  Zimmer Holdings, Inc.                              32,500           2,210,000
                                                                 --------------
                                                                     32,070,513
                                                                 --------------
  INDUSTRIALS 10.1%
  Boeing Co.                                         34,500           2,584,050
  Canadian Nat'l. Railway Co.                        36,500           1,560,740
  Deere & Co.                                        17,500           1,366,750
  General Dynamics Corp.                             23,000           1,553,650
  General Electric Co.                              135,000           4,598,100
  Honeywell Int'l., Inc.                             71,700           2,776,224
  Northrop Grumman Corp.                             21,000           1,403,010
  Rockwell Automation, Inc.                          38,100           2,148,078
  Tyco Int'l. Ltd                                   106,100           2,774,515
  Union Pacific Corp.                                20,500           1,647,175
  United Technologies Corp.                          77,500           4,860,025
  Waste Management, Inc.                             70,800           2,427,024
                                                                 --------------
                                                                     29,699,341
                                                                 --------------
  INFORMATION TECHNOLOGY 8.3%
  Accenture Ltd.                                     28,600             848,276
* Adobe Systems, Inc.                                23,000             746,120
  Applied Materials, Inc.                            78,500           1,325,080
* Broadcom Corp. - Class A                           30,000             883,200
* Cisco Systems, Inc.                                62,800           1,380,972
* EMC Corp.                                         100,000           1,165,000
  First Data Corp.                                   23,200             996,904
* Freescale Semiconductor, Inc. - Class B            28,889             892,958
  Intel Corp.                                        85,000           1,660,899
  Int'l. Business Machines                           22,000           1,781,340
  Linear Technology                                  19,600             666,596
  Microsoft Corp.                                   120,000           3,082,800
  Motorola, Inc.                                     85,000           1,987,300
  Nokia Corp. (ADR)                                  60,000           1,252,800
* Oracle Corp.                                       82,600           1,292,690
  Seagate Technology (a) (R)                         66,500           1,479,625
  Texas Instruments                                  85,600           2,789,704
                                                                 --------------
                                                                     24,232,264
                                                                 --------------
  MATERIALS 3.2%
  DuPont, E.I. de Nemours & Co.                      56,400           2,254,308
  Freeport-McMoran Copper & Gold - Class B (a)       54,100           3,149,161
  Int'l. Paper Co.                                   49,700           1,728,069
  Newmont Mining Corp.                                9,100             466,375
  Praxair, Inc.                                      29,000           1,664,890
                                                                 --------------
                                                                      9,262,803
                                                                 --------------
  TELECOMMUNICATION SERVICES 1.2%
  America Movil S.A. de C.V. (ADR)                   25,000             932,750
  Embarq Corp.                                        2,065              97,365
  Sprint Nextel Corp.                                50,000             846,000
  Verizon Communications                             50,000           1,759,000
                                                                 --------------
                                                                      3,635,115
                                                                 --------------
  UTILITIES 0.6%
  Entergy Corp.                                      21,800           1,692,770
                                                                 --------------
  TOTAL COMMON STOCKS
   (Cost $130,961,870)                                              189,791,249
                                                                 --------------

  WARRANTS 0.0%
  Lucent Technologies, Inc.
  Cost ($0)                                           3,385                 795
                                                                 --------------

  MONEY MARKET FUND 1.8%
  State Street Navigator Securities Lending
  Prime Portfolio (b)
  (Cost $5,276,884)                               5,276,884           5,276,884
                                                                 --------------

  TOTAL INVESTMENTS
  (Cost 242,802,497)**                                              302,525,368

  EXCESS OF LIABILITIES
   OVER OTHER ASSETS (3.1%)                                          (9,373,568)
                                                                 --------------
  NET ASSETS                                                     $  293,151,800
                                                                 ==============


(a) All or a portion of this security was on loan at August 31, 2006. The aggregate cost and market value of securities on loan at August 31, 2006 is $2,487,295 and $5,220,610 respectively.

(b) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by SSgA Funds Management, Inc., an affiliate of State Street Bank and Trust Company. This amount represents cash collateral received from securities lending activity (see Note 1).

*     Non-income producing.

** Cost for federal income tax purposes is substantially similar. At August 31, 2006 net unrealized appreciation for federal income tax purposes aggregated $59,722,871 of which $61,381,315 related to appreciated securities and $1,658,444 related to depreciated securities.

      (ADR) - American Depository Receipt

      (R) - Return of Capital

      See Notes to Financial Statements.

  SENTINEL CAPITAL GROWTH FUND
  INVESTMENT IN SECURITIES
  at August 31, 2006 (Unaudited)
  -----------------------------------------------------------------------------
                                                                      Value
                                                  Shares             (Note 1)
  -----------------------------------------------------------------------------
  COMMON STOCKS 99.0%
  Consumer Discretionary 8.5%
*  Coach, Inc.                                       40,000      $    1,207,600
   Domino's Pizza, Inc.                              70,000           1,711,500
   Federated Department Stores, Inc.                 15,000             569,700
   McDonald's Corp.                                  47,000           1,687,300
   Penney J.C.                                       60,900           3,839,136
   Tiffany & Co.                                     45,000           1,422,000
                                                                 --------------
                                                                     10,437,236
                                                                 --------------
  CONSUMER STAPLES  9.1%
   Colgate Palmolive Co.                             30,000           1,795,800
   PepsiCo, Inc.                                      6,000             391,680
   The Hershey Co.                                   20,000           1,079,200
   Walgreen Co.                                     160,000           7,913,600
                                                                 --------------
                                                                     11,180,280
                                                                 --------------
  ENERGY 10.8%
   Arch Coal, Inc.                                   15,000             491,250
   Devon Energy Corp.                                20,000           1,249,800
   EOG Resources, Inc.                               15,000             972,300
   ExxonMobil Corp.                                  65,000           4,398,550
   Patterson UTI Energy, Inc.                        10,000             274,000
   Peabody Energy Corp.                              20,000             881,400
   St. Mary Land & Exploration Co.                   20,000             816,000
   Schlumberger Ltd.                                 36,000           2,206,800
*  Nabors Industries, Inc.                           20,000             657,600
   Noble Corp.                                       20,000           1,307,800
                                                                 --------------
                                                                     13,255,500
                                                                 --------------
  FINANCIALS 11.7%
   American Express Co.                              20,000           1,050,800
   Bear Stearns Co., Inc.                             3,000             391,050
   BlackRock, Inc.                                   21,000           2,733,150
   CB Richard Ellis Group, Inc.                      15,000             345,000
   Chicago Mercantile Exchange Holdings, Inc.         6,000           2,640,000
   CIT Group, Inc.                                   50,000           2,253,000
   Goldman Sachs Group, Inc.                          3,000             445,950
*  Kansas City Southern                              10,000             263,500
   Merrill Lynch & Co., Inc.                         25,000           1,838,250
   Wells Fargo & Co.                                 70,000           2,432,500
                                                                 --------------
                                                                     14,393,200
                                                                 --------------
  HEALTH CARE 15.6%
*  Gilead Sciences, Inc.                             45,000           2,853,000
*  Kyphon, Inc.                                      10,000             362,100
   Medtronic, Inc.                                   94,000           4,408,600
   Novartis (ADR)                                    55,000           3,141,600
   Roche Hldgs. Ltd. (ADR)                           37,000           3,400,300
   St. Jude Medical, Inc.                            15,000             546,150
   Stryker Corp.                                     60,000           2,881,800
   UnitedHealth Group, Inc.                          15,600             810,420
*  Zimmer Holdings, Inc.                             10,000             680,000
                                                                 --------------
                                                                     19,083,970
                                                                 --------------
  INDUSTRIALS 21.7%
   Canadian Pacific Railway Ltd.                     40,000           1,963,600
   Caterpillar, Inc.                                 36,000           2,388,600
   CDI Corp.                                          3,000              62,850
   Donaldson Co., Inc.                               30,000           1,001,400
   Emerson Electric Co.                              50,000           4,107,500
   FedEx Corp.                                       30,000           3,030,900
   General Electric Co.                             145,000           4,938,700
   Illinois Tools Works, Inc.                        40,000           1,756,000
*  Jacobs Engineering Group, Inc.                    30,000           2,612,700
   3M Co.                                            10,000             717,000
   Robert Half Int'l., Inc.                          75,000           2,320,500
   United Parcel Service, Inc.                       25,000           1,751,250
                                                                 --------------
                                                                     26,651,000
                                                                 --------------
  INFORMATION TECHNOLOGY 13.4%
*  Autodesk, Inc.                                    60,000           2,085,600
   Automatic Data Processing, Inc.                   50,000           2,360,000
*  Cisco Systems, Inc.                               65,000           1,429,350
*  Corning, Inc.                                     60,000           1,334,400
*  Euronet Worldwide, Inc.                           25,000             607,500
   Microsoft Corp.                                   30,000             770,700
   Molex, Inc. - Class A                             65,000           2,044,900
   Nokia Corp. (ADR)                                 50,000           1,044,000
   Paychex, Inc.                                     25,000             897,750
   Qualcomm, Inc.                                    25,000             941,750
   SAP A.G. (ADR)                                    60,000           2,864,400
                                                                 --------------
                                                                     16,380,350
                                                                 --------------
  MATERIALS 7.2%
   Allegheny Technologies, Inc.                      15,000             860,250
   BHP Billiton LTD. (ADR)                           20,000             842,000
   Commercial Metals Co.                             50,000           1,079,500
   Inco Ltd.                                         10,000             779,500
   Nucor Corp.                                       12,000             586,440
   Phelps Dodge Corp.                                 8,000             716,000
   Praxair, Inc.                                     70,000           4,018,700
                                                                 --------------
                                                                      8,882,390
                                                                 --------------
  UTILITIES  1.0%
   Dominion Resources, Inc.                          15,000           1,198,350
                                                                 --------------

  TOTAL COMMON STOCKS
  (Cost $80,408,016)**                                              121,462,276
                                                                 --------------

  MONEY MARKET FUND 8.1%
  State Street Navigator Securities Lending
    Prime Portfolio (b)
    (Cost $9,989,713)**                           9,989,713           9,989,713
                                                                 --------------

  -----------------------------------------------------------------------------
                                                 Principal
                                                   Amount            Value
                                                 (M=$1,000)         (Note 1)
  -----------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCY OBLIGATIONS 1.2%
  Federal Farm Credit Bank Corp.
  5.09%, 09/06/06
  (Cost $1,399,010)                                   1,400 M    $    1,399,010
                                                                 --------------
  TOTAL INVESTMENTS
  (Cost $91,796,739)**                                              132,850,999

  EXCESS OF LIABILITIES OVER
   OTHER ASSETS  (8.3%)                                             (10,136,262)
                                                                 --------------

  NET ASSETS                                                     $  122,714,737
                                                                 ==============

(a) All or a portion of this security was on loan at August 31, 2006. The aggregate cost and market value of securities on loan at August 31, 2006 is $7,661,782 and $9,768,248, respectively.

(b) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by SSgA Funds Management, Inc., an affiliate of State Street Bank and Trust Company. This amount represents cash collateral received from securities lending activity (see Note 1).

*     Non-income producing.

** Cost for federal income tax purposes is substantially similar. At August 31, 2006 net unrealized appreciation for federal income tax purposes aggregrated $41,054,260 of which $41,788,026 related to appreciated securities and $733,766 related to depreciated securities.

      (ADR) - American Depository Receipt

      See Notes to Financial Statements.

  SENTINEL CAPITAL MARKETS INCOME FUND
  INVESTMENT IN SECURITIES
  at August 31,  2006 (Unaudited)
  -----------------------------------------------------------------------------
                                                 Principal
                                                   Amount            Value
                                                 (M=$1,000)         (Note 1)
  -----------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCY OBLIGATIONS 43.7%
  FEDERAL HOME LOAN BANK 2.3%
         5.09% , 09/05/06                             1,300 M    $    1,299,265
  (COST $1,299,265)                                              --------------

  FEDERAL HOME LOAN MORTGAGE CORPORATION 16.7%
  Collateralized Mortgage Obligations:
  FHRR R005 AB
          5.5% , 12/15/18                             1,885 M         1,880,107
  FHR 2966 V
            5% , 02/15/27                             1,061 M         1,011,344
  FHR 2535 PC
            6% , 09/15/32                             2,000 M         2,027,763
                                                                 --------------
                                                                      4,919,214
                                                                 --------------
  Mortgage Backed Securities:
  30-Year
  FHLMC C47315
          6.5% , 08/01/29                               924 M           939,057
  FHLMC A51587
            6% , 08/01/36                             1,000 M         1,001,969
  FHLMC C02611
          6.5% , 08/01/36                             2,500 M         2,540,520
                                                                 --------------
                                                                      4,481,546
                                                                 --------------
  TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                        9,400,760
                                                                 --------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION 16.3%
  Collateralized Mortgage Obligations:
  FNR 06-78 BV
          6.5% , 06/25/23                             1,000 M         1,035,262
  FNR 02-83 LE
          5.5% , 07/25/31                             2,000 M         1,986,531
  FNR 03-42 PE
          5.5% , 12/25/31                             2,000 M         1,973,558
                                                                 --------------
                                                                      4,995,351
                                                                 --------------
  Mortgage-Backed Securities:
  30-Year:
  FNMA 825925
            5% , 10/01/20                             1,306 M         1,279,181
  FNMA 886845
          5.5% , 09/01/36                             2,974 M         2,919,812
                                                                 --------------
                                                                      4,198,993
                                                                 --------------
  TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                         9,194,344
                                                                 --------------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 8.4%
  Collateralized Mortgage Obligations:
  GNR 04-26 GC
            5% , 06/16/31                             1,000 M           972,024
  GNR 03-75 JC
            6% , 08/20/32                             2,000 M         2,033,364
                                                                 --------------
                                                                      3,005,388
                                                                 --------------
  Mortgage-Backed Securities:
  30-Year:
  GNMA 628416X
            6% , 03/15/24                             1,730 M         1,746,406
                                                                 --------------
  TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION                      4,751,794
                                                                 --------------
  TOTAL U.S. GOVERNMENT OBLIGATIONS
   (COST $23,274,478)                                                24,646,163
                                                                 --------------
  DOMESTIC BONDS 22.2%
  BASIC INDUSTRY 3.2%
  Bowater, Inc.
          6.5% , 06/15/13                               125 M           111,875
  Freeport-McMoran Copper & Gold
        6.875% , 02/01/14                               200 M           198,000
  Georgia Pacific Corp.
        8.125% , 05/15/11                               250 M           256,875
  Huntsman Int'l. LLC
         11.5% , 07/15/12                               165 M           188,100
  Ineos Group Hldgs. plc         (a)
          8.5% , 02/15/16                               225 M           214,875
  Lyondell Chemical Co.
          9.5% , 12/15/08                                71 M            73,485
  Novelis, Inc.                  (a)
         7.25% , 02/15/15                               250 M           238,750
  Peabody Energy Corp.
        5.875% , 04/15/16                               250 M           229,375
  United States Steel Corp.
        10.75% , 08/01/08                               130 M           140,725
  Verso Paper LLC                (a)
        9.125% , 08/01/14                               120 M           120,000
                                                                 --------------
                                                                      1,772,060
                                                                 --------------
  CAPITAL GOODS 2.3%
  Aviall, Inc.
        7.625% , 07/01/11                               275 M           289,438
  Case New Holland, Inc.
         9.25% , 08/01/11                               200 M           213,000
  Crown Americas LLC
         7.75% , 11/15/15                               250 M           252,500
  L-3 Communications Corp.
        6.375% , 10/15/15                               300 M           290,250
  Owens-Brockway Glass Container
         6.75% , 12/01/14                               300 M           280,500
                                                                 --------------
                                                                      1,325,688
                                                                 --------------
  CONSUMER CYCLICAL 1.6%
  Accuride Corp.
          8.5% , 02/01/15                               150 M           140,625
  General Motors Acceptance Corp.
        6.875% , 08/28/12                               250 M           244,345
  Unifi, Inc.                    (a)
         11.5% , 05/15/14                               175 M           167,125
  Visteon Corp.
         8.25% , 08/01/10                               100 M            98,500
  Warnaco, Inc.
        8.875% , 06/15/13                               250 M           256,875
                                                                 --------------
                                                                        907,470
                                                                 --------------
  CONSUMER NON-CYCLICAL 0.3%
  Elizabeth Arden, Inc.
         7.75% , 01/15/14                               200 M           193,500
                                                                 --------------
  ENERGY  3.7%
  ANR Pipeline Co.
        8.875% , 03/15/10                                80 M            84,324
  Chesapeake Energy Corp.
        6.375% , 06/15/15                               100 M            95,500
  Chesapeake Energy Corp.
        6.875% , 01/15/16                               230 M           224,250
  Clayton Williams Energy, Inc.
         7.75% , 08/01/13                               150 M           141,000
  Dresser Rand Group, Inc.
        7.375% , 11/01/14                               115 M           111,263
  El Paso Production Holdings Co.
        7.875% , 06/15/12                               225 M           233,438
  Encore Acquisition Co.
         6.25% , 04/15/14                               250 M           236,250
  Exco Resources, Inc.
         7.25% , 01/15/11                               230 M           224,825
  Gazprom O A O                  (a)
        9.625% , 03/01/13                               200 M           236,750
  Parker Drilling Co.
        9.625% , 10/01/13                                70 M            76,650
  Plains Exploration & Production Co.
        7.125% , 06/15/14                                55 M            56,650
  Targa Resources, Inc.          (a)
          8.5% , 11/01/13                               100 M           100,250
  Williams Cos., Inc.
        8.125% , 03/15/12                               150 M           159,000
  Williams Cos., Inc.
          7.5% , 01/15/31                               125 M           120,938
                                                                 --------------
                                                                      2,101,088
                                                                 --------------
  FINANCIAL 0.4%
  Thornburg Mortgage, Inc.
            8% , 05/15/13                               250 M           246,250
                                                                 --------------
                                                                        246,250
                                                                 --------------
  FOREIGN SOVEREIGN 2.1%
  Republic of Columbia
         9.75% , 04/09/11                               308 M           338,932
  Republic of Venezuela          (b)
      6.51063% , 04/20/11                               470 M           471,645
  Russia Government
      3% , 05/14/08                                     440 M           422,092
                                                                 --------------
                                                                      1,232,669
                                                                 --------------
  MEDIA 2.3%
  Cablevision Systems Corp.
            8% , 04/15/12                               250 M           252,500
  Charter Communications Holdings
        10.25% , 09/15/10                               250 M           254,375
  Dex Media East LLC
        9.875% , 11/15/09                               200 M           212,000
  Houghton Mifflin Co.
         8.25% , 02/01/11                               125 M           126,875
  Mediacom LLC
          9.5% , 01/15/13                               250 M           258,125
  Paxson Communications Corp.    (a)(c)
     11.75688% , 01/15/13                               200 M           202,500
                                                                 --------------
                                                                      1,306,375
                                                                 --------------
  SERVICES CYCLICAL  1.9%
  Cinemark, Inc.
            9% , 02/01/13                               110 M           114,400
  Hornbeck Offshore Services, Inc.
        6.125% , 12/01/14                               225 M           210,938
  Isle of Capri Casinos, Inc.
            7% , 03/01/14                               125 M           119,375
  Las Vegas Sands Corp.
        6.375% , 02/15/15                               200 M           187,000
  Mandalay Resort Group
        10.25% , 08/01/07                               150 M           156,000
  Ship Finance Int'l. Ltd.
          8.5% , 12/15/13                               145 M           139,563
  Town Sports Int'l., Inc.
        9.625% , 04/15/11                               128 M           135,360

                                                                      1,062,636
                                                                           ----
  SERVICES NON-CYCLICAL  0.9%
  Education Management           (a)
         8.75% , 06/01/14                               100 M            99,500
  HCA, Inc.
        6.375% , 01/15/15                               225 M           179,438
  Universal Hospital Services
       10.125% , 11/01/11                               215 M           223,600
                                                                 --------------
                                                                        502,538
                                                                 --------------
  TECHNOLOGY  0.6%
  Northern Telecom Capital Corp.
        7.875% , 06/15/26                               150 M           128,250
  Sungard Data Systems, Inc.
        9.125% , 08/15/13                               200 M           207,500
                                                                        ---
                                                                        335,750
                                                                 --------------
  TELECOMMUNICATIONS  2.1%
  Centennial Communications Corp.
       10.125% , 06/15/13                               250 M           265,000
  Citizens Communications Co.
         6.25% , 01/15/13                               275 M           267,094
  Horizon PCS, Inc.
       11.375% , 07/15/12                                75 M            84,938
  Qwest Capital Funding, Inc.
            7% , 08/03/09                               300 M           299,250
  Rogers Wireless, Inc.
        6.375% , 03/01/14                               250 M           246,250
                                                                 --------------
                                                                      1,162,532
                                                                 --------------
  UTILITIES 1.5%
  AES Corp.
         7.75% , 03/01/14                               225 M           232,875
  Mirant North America
        7.375% , 12/31/13                               190 M           189,050
  Orion Power Holdings, Inc.
           12% , 05/01/10                               150 M           171,000
  Reliant Energy, Inc.
         6.75% , 12/15/14                               150 M           142,125
  Tenaska, Alabama Partners      (a)
            7% , 06/30/21                                98 M            94,339
                                                                 --------------
                                                                        829,389
                                                                 --------------
  TOTAL DOMESTIC BONDS
   (COST $13,099,947)                                                12,977,945
                                                                 --------------

  FOREIGN STOCKS 1.0%
  JAPAN 0.2%
  Nomura Securities                                   4,800              92,815
                                                                 --------------
  SWITZERLAND 0.3%
  Nestle S.A.                                           500             171,934
                                                                 --------------
  UNITED KINGDOM 0.5%
  Diageo plc                                          7,500             133,521
  Scottish Power                                     11,642             137,546
                                                                 --------------
                                                                        271,067
                                                                 --------------
  TOTAL FOREIGN STOCKS                                                  535,816
   (COST $500,363)                                               --------------

  -----------------------------------------------------------------------------
                                                                      Value
                                                  Shares             (Note 1)
  -----------------------------------------------------------------------------
  COMMON STOCKS 33.5%
  CONSUMER DISCRETIONARY  1.2%
  Target Corp.                                        3,459      $      167,381
  Toyota Motor Corp (ADR)                             3,000             325,020
  The Walt Disney Co.                                 5,573             165,239
                                                                 --------------
                                                                        657,640
                                                                 --------------
  CONSUMER STAPLES  2.7%
  Altria Group, Inc.                                  3,497             292,104
  Clorox Co.                                          2,000             119,620
  Coca-Cola Co.                                       4,455             199,629
  Colgate Palmolive Co.                               2,500             149,650
  General Mills, Inc.                                 2,811             152,441
  Kimberly Clark Corp.                                4,544             288,544
  Procter & Gamble Co.                                2,772             171,587
  Wal Mart Stores, Inc.                               3,928             175,660
                                                                 --------------
                                                                      1,549,235
                                                                 --------------
  ENERGY  3.2%
  BP "plc"-Sponsored (ADR)                            3,991             271,588
  ConocoPhillips                                      7,088             449,592
  Exxon Mobil Corp.                                   8,245             557,939
  Hess Corp                                           1,426              65,282
  Occidental Petroleum Corp.                          3,162             161,230
  Schlumberger Ltd.                                   1,600              98,080
* Weatherford Int'l. Ltd.                             5,000             215,000
                                                                 --------------
                                                                      1,818,711
                                                                 --------------
  FINANCIALS  6.4%
  Allstate Corp.                                      1,818             105,335
  American Int'l. Group                               6,165             393,450
  Bank of America Corp.                              10,088             519,229
  Citigroup, Inc.                                    10,047             495,819
  Franklin Resources, Inc.                            1,800             177,138
  JP Morgan Chase                                     9,640             440,162
  Merrill Lynch                                       3,005             220,958
  Moody's Corp.                                       4,700             287,546
  PNC Financial Group, Inc.                           5,006             354,375
  St. Paul Travelers Cos., Inc.                       7,409             325,255
  Wells Fargo & Co.                                   8,032             279,112
                                                                 --------------
                                                                      3,598,379
                                                                 --------------
  HEALTH CARE 3.3%
  Baxter Int'l., Inc.                                 2,588             114,856
  Bristol-Myers Squibb Co.                            5,500             119,625
  Caremark Rx, Inc.                                   1,884             109,159
  GlaxoSmithKline plc (ADR)                           5,200             295,256
  Johnson & Johnson                                   2,406             155,572
  Medtronic, Inc.                                     4,045             189,711
  Merck & Co., Inc.                                   4,778             193,748
  Novartis (ADR)                                      2,400             137,088
  Pfizer, Inc.                                       16,027             441,704
  Wyeth                                               1,868              90,972
                                                                 --------------
                                                                      1,847,691
                                                                 --------------
  INDEX 5.3%
  Energy Select Sector SPDR                           3,000             167,010
  Trust Series 1 SPDR                                21,500           2,809,620
                                                                 --------------
                                                                      2,976,630
                                                                 --------------
  INDUSTRIALS  3.7%
  Canadian Nat'l. Railway Co.                         7,000             299,320
  Deere & Co.                                         5,000             390,500
  General Electric Co.                               11,713             398,945
  Honeywell Int'l., Inc.                              7,300             282,656
  Tyco Int'l. Ltd.                                    5,403             141,288
  United Technologies Corp.                           4,575             286,898
  Waste Management, Inc.                              8,000             274,240
                                                                 --------------
                                                                      2,073,847
                                                                 --------------
  INFORMATION TECHNOLOGY  2.8%
* Altera Corp.                                        4,994             101,029
  Canon, Inc. (ADR)                                   6,000             298,080
  Hewlett Packard                                     1,543              56,412
  Intel Corp                                          4,600              89,884
  Lockheed Martin                                     2,861             236,319
  Microchip Technology, Inc.                          7,000             239,120
  Microsoft Corp.                                     8,671             222,758
  Motorola, Inc.                                      3,753              87,745
  Texas Instruments                                   7,000             228,130
                                                                 --------------
                                                                      1,559,477
                                                                 --------------
  MATERIALS  1.6%
  Dow Chemical Co.                                    2,354              89,758
  DuPont, E.I. de Nemours & Co.                       7,000             279,790
  Packaging Corp. of America                         12,500             289,250
  Weyerhaeuser Co.                                    4,308             267,096
                                                                 --------------
                                                                        925,894
                                                                 --------------
  TELECOMMUNICATION SERVICES 1.5%
  A T & T, Inc.                                       2,062              64,190
  BellSouth Corp.                                     7,007             285,325
  Sprint Nextel Corp.                                16,091             272,260
  Verizon Communications                              7,297             256,708
                                                                 --------------
                                                                        878,483
                                                                 --------------
  UTILITIES  1.8%
  DPL, Inc.                                           5,500             152,900
  Energy East Corp.                                   3,437              83,347
  Entergy Corp.                                       1,734             134,645
  Exelon Corp.                                        2,700             164,646
  FPL Group, Inc.                                     3,411             151,619
* Mirant Corp.                                        5,464             158,292
  TXU Corp.                                           2,181             144,404
                                                                 --------------
                                                                        989,853
                                                                 --------------
  TOTAL COMMON STOCKS
   (COST $16,982,683)                                    --          18,875,840
                                                                 --------------
  TOTAL INVESTMENTS
   (COST $55,156,736)**                                              57,035,764

  EXCESS OF LIABILITIES OVER
   OTHER ASSETS (1.1%)                                                 (592,488)
                                                                 --------------
  NET ASSETS                                                        $56,443,276
                                                                 ==============

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At August 31, 2006, the market value of rule 144A securities amounted to $1,474,089 or 2.6% of net assets.

(b) Republic of Venezuela has a variable interest rate that floats quarterly on the 22nd of Janurary, April, July, and October. The interest rate is based on the 3-month Libor rate plus 1%.

(c) Paxson Communications has a variable interest rate that floats quarterly on 15th of January, April, July, and October. The interest rate is based on the 3-month Libor rate plus 6.25%.

*     Non-income producing.

** Cost for federal income tax purposes is substantially similar. At August 31, 2006 net unrealized appreciation for federal income tax purposes aggregated $1,879,028 of which $2,246,035 related to appreciated securities and $589,007 related to depreciated securities.

      (ADR) - American Depository Receipt

      See Notes to Financial Statements.

  SENTINEL CAPITAL OPPORTUNITY FUND
  INVESTMENT IN SECURITIES
  at August 31, 2006 (Unaudited)
  -----------------------------------------------------------------------------
                                                                      Value
                                                  Shares             (Note 1)
  -----------------------------------------------------------------------------
  COMMON STOCKS 99.6%
  CONSUMER DISCRETIONARY  8.3%
* Coach, Inc.                                        30,000      $      905,700
  Federated Department Stores, Inc.                  10,000             379,800
  Hilton Hotels Corp.                                17,400             443,178
  Leggett & Platt, Inc.                              15,300             352,665
  Lowe's Cos., Inc.                                  35,600             963,336
  Marriott Int'l., Inc. - Class A                    11,000             414,260
  McDonald's Corp.                                   25,000             897,500
  Penney J.C. (a)                                    10,000             630,400
  Staples, Inc.                                      36,100             814,416
                                                                 --------------
                                                                      5,801,255
                                                                 --------------
  CONSUMER STAPLES  11.4%
  Colgate Palmolive Co.                               6,000             359,160
  CVS Corp.                                          25,900             868,945
  PepsiCo, Inc.                                      26,554           1,733,445
  Procter & Gamble Co.                               30,770           1,904,663
  Walgreen Co.                                       17,786             879,696
  Wal-Mart Stores, Inc.                              43,521           1,946,259
  Wrigley (Wm.) Jr. Co.                               4,375             203,088
                                                                 --------------
                                                                      7,895,255
                                                                 --------------
  ENERGY 3.5%
  Baker Hughes, Inc.                                  8,300             590,794
  ExxonMobil Corp.                                    6,200             419,554
  Schlumberger Ltd.                                  23,000           1,409,900
                                                                 --------------
                                                                      2,420,248
                                                                 --------------
  FINANCIALS  11.6%
  American Express Co.                               25,800           1,355,532
  Bear Stearns Co., Inc. (a)                          2,000             260,700
  BlackRock, Inc. (a)                                 5,000             650,750
* CB Richard Ellis Group, Inc.                       39,000             897,000
  CIT Group, Inc.                                    15,000             675,900
  Citigroup, Inc.                                    18,700             922,845
* E*TRADE Financial Corp.                            21,700             511,903
  Goldman Sachs Group, Inc.                           7,000           1,040,550
  J.P. Morgan Chase & Co.                             7,800             356,148
  Merrill Lynch & Co., Inc.                          10,000             735,300
  Wells Fargo & Co.                                  20,000             695,000
                                                                 --------------
                                                                      8,101,628
                                                                 --------------
  HEALTH CARE  12.8%
  Abbott Laboratories                                17,835             868,565
* Amgen, Inc.                                        14,318             972,622
* Gilead Sciences, Inc.                               5,200             329,680
  Johnson & Johnson                                  19,250           1,244,705
* Laboratory Corp. of America Holdings               12,300             841,566
  Medtronic, Inc.                                    27,728           1,300,443
  Novartis (ADR)                                     16,000             913,920
  Roche Hldgs. Ltd. (ADR)                            13,000           1,194,700
* St. Jude Medical, Inc.                             14,000             509,740
  UnitedHealth Group, Inc.                           14,600             758,470
                                                                 --------------
                                                                      8,934,411
                                                                 --------------
  INDUSTRIALS 21.6%
  3M Co.                                              8,900             638,130
  Boeing Co.                                         21,000           1,572,900
  Caterpillar, Inc.                                   7,900             524,165
  CDI Corp. (a)                                       3,000              62,850
  Emerson Electric Co.                               10,000             821,500
  FedEx Corp.                                         4,000             404,120
  General Dynamics Corp.                              6,200             418,810
  General Electric Co.                              143,285           4,880,287
  Honeywell Int'l., Inc.                              5,600             216,832
  Illinois Tools Works, Inc.                         12,000             526,800
* Jacobs Engineering Group, Inc.                     11,000             957,990
  Republic Services, Inc.                            10,670             413,783
  Robert Half Int'l., Inc.                           20,000             618,800
  Tyco Int'l. Ltd                                    13,100             342,565
  United Parcel Service, Inc.                        16,000           1,120,800
  United Technologies Corp.                          23,900           1,498,769
                                                                 --------------
                                                                     15,019,101
                                                                 --------------
  INFORMATION TECHNOLOGY  22.8%
* Amdocs Ltd.                                         9,900             375,705
* Apple Computer, Inc.                               18,900           1,282,365
* Autodesk, Inc.                                     25,000             869,000
  Automatic Data Processing, Inc.                    26,763           1,263,214
* Cisco Systems, Inc.                                96,870           2,130,171
* Cognizant Technology Solutions - Class A            7,900             552,289
* Corning, Inc.                                      21,600             480,384
* Ebay, Inc.                                         25,800             718,788
* EMC Corp.                                          33,400             389,110
  First Data Corp.                                    9,000             386,730
* Fiserv, Inc.                                       10,540             465,552
  Jabil Circuit, Inc.                                11,900             319,277
  Lockheed Martin Corp.                               4,700             388,220
  Maxim Integrated Products, Inc.                    15,390             447,849
  Microchip Technology, Inc.                          6,800             232,288
  Microsoft Corp.                                    38,186             980,998
* Network Appliance, Inc.                            11,600             397,184
* Oracle Corp.                                       50,908             796,710
  Paychex, Inc.                                      16,600             596,106
  Qualcomm, Inc.                                     17,816             671,129
  SAP A.G. (ADR)                                     25,000           1,193,500
  Texas Instruments                                  15,770             513,944
* Yahoo!, Inc.                                       15,060             434,029
                                                                 --------------
                                                                     15,884,542
                                                                 --------------
  MATERIALS  6.4%
  Allegheny Technologies, Inc. (a)                   13,000             745,550
  BHP Billiton LTD. (ADR) (a)                         7,000             294,700
  Commercial Metals Co.                              11,100             239,649
  Freeport-McMoran Copper & Gold - Class B (a)        5,000             291,050
  Inco Ltd.                                          15,000           1,169,250
  Nucor Corp.                                        12,000             586,440
  Phelps Dodge Corp.                                  2,000             179,000
  Praxair, Inc.                                      16,800             964,488
                                                                 --------------
                                                                      4,470,127
                                                                 --------------
  UTILITIES  1.2%
  Dominion Resources, Inc.                           10,000             798,900
                                                                 --------------
  TOTAL COMMON STOCKS
  (Cost $60,946,115)**                                               69,325,467
                                                                 --------------
  Money Market Fund 3.6%
  State Street Navigator Securities Lending
  Prime Portfolio (b)
  (Cost $2,482,624)                               2,482,624           2,482,624
                                                                 --------------
  TOTAL INVESTMENTS
  (Cost $63,428,739)**                                               71,808,091

  EXCESS OF LIABILITIES
   OVER OTHER ASSETS  (3.2%)                                         (2,229,262)
                                                                 --------------
  NET ASSETS                                                     $   69,578,829
                                                                 ==============

(a) All or a portion of this security was on loan at August 31, 2006. The aggregate cost and market value of securities on loan at August 31, 2006 is $2,428,820 and $2,440,010 respectively.

(b) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by SSgA Funds Management, Inc., an affiliate of State Street Bank and Trust Company. This amount represents cash collateral received from securities lending activity (see Note 1).

*     Non-income producing.

** Cost for federal income tax purposes is substantially similar. At August 31, 2006 net unrealized appreciation for federal income tax purposes aggregrated $8,379,352 of which $11,545,380 related to appreciated securities and $3,166,028 related to depreciated securities.

      See Notes to Financial Statements.

  SENTINEL COMMON STOCK FUND
  INVESTMENT IN SECURITIES
  at August 31, 2006 (Unaudited)
  -----------------------------------------------------------------------------
                                                                      Value
                                                  Shares             (Note 1)
  -----------------------------------------------------------------------------
  COMMON STOCKS 98.8%
  CONSUMER DISCRETIONARY 8.1%
*  Comcast Corp. - Class A                          475,000      $   16,582,250
   Disney (Walt) Co.                                215,000           6,374,750
   Gap, Inc.                                        135,000           2,269,350
   Grupo Televisa, S.A. (ADR)                       328,000           6,245,120
   Hilton Hotels Corp.                              310,000           7,895,700
   McDonald's Corp.                                 269,400           9,671,460
   McGraw-Hill Cos., Inc.                           183,800          10,276,258
   Staples, Inc.                                    375,000           8,460,000
   Time Warner, Inc.                                946,100          15,724,182
   TJX Cos., Inc.                                   256,700           6,866,725
                                                                 --------------
                                                                     90,365,795
                                                                 --------------
  CONSUMER STAPLES 9.8%
   Altria Group, Inc.                               255,400          21,333,562
   CVS Corp.                                        200,000           6,710,000
   Diageo plc (ADR)                                 150,000          10,725,000
   Kellogg Co.                                      156,300           7,924,410
   Kimberly-Clark Corp.                             240,000          15,240,000
   PepsiCo, Inc.                                    308,100          20,112,768
   Procter & Gamble Co.                             320,975          19,868,352
   Wal-Mart Stores, Inc.                            150,000           6,708,000
                                                                 --------------
                                                                    108,622,092
                                                                 --------------
  ENERGY 12.3%
   Chevron Corp.                                    338,200          21,780,080
   EOG Resources, Inc.                              132,500           8,588,650
   ExxonMobil Corp.                                 500,000          33,835,000
   GlobalSantaFe Corp.                              181,100           8,913,742
   Noble Energy, Inc.                               224,900          11,114,558
*  Pride Int'l., Inc.                               250,000           6,482,500
   Schlumberger Ltd.                                545,000          33,408,500
*  Weatherford Int'l., Ltd.                         300,000          12,900,000
                                                                 --------------
                                                                    137,023,030
                                                                 --------------

  FINANCIALS 18.0%
   American Express Co.                             253,300          13,308,382
   American Int'l. Group                            280,000          17,869,600
   Ameriprise Financial, Inc.                        50,660           2,316,682
   Bank of America Corp.                            544,152          28,007,504
   Bank of New York, Inc.                           271,800           9,173,250
   Citigroup, Inc.                                  575,000          28,376,250
   Goldman Sachs Group, Inc.                         43,200           6,421,680
   J.P. Morgan Chase & Co.                          390,000          17,807,400
   Mellon Financial Corp.                           312,000          11,615,760
   Merrill Lynch & Co., Inc.                        140,000          10,294,200
   Morgan Stanley                                   154,300          10,151,397
   PNC Financial Services Group, Inc.                75,000           5,309,250
   St. Paul Travelers Cos., Inc.                    125,000           5,487,500
   U.S. Bancorp                                     400,000          12,828,000
   Wachovia Corp.                                   143,800           7,855,794
   Wells Fargo & Co.                                376,600          13,086,850
                                                                 --------------
                                                                    199,909,499
                                                                 --------------
  HEALTH CARE 17.2%
*  Amgen, Inc.                                      205,000          13,925,650
   Baxter Int'l., Inc.                              268,000          11,893,840
   Bristol-Myers Squibb Co.                         138,300           3,008,025
   Cigna Corp.                                       45,100           5,099,457
   GlaxoSmithKline plc (ADR)                        223,200          12,673,296
   HCA, Inc.                                        192,800           9,508,896
   Johnson & Johnson                                466,700          30,176,822
*  Laboratory Corp. of America Holdings (a)         186,700          12,774,014
   Lilly, Eli & Co.                                 100,000           5,593,000
*  Medco Health Solutions, Inc.                     119,924           7,599,584
   Medtronic, Inc.                                  431,400          20,232,660
   Novartis (ADR)                                   220,400          12,589,248
   Pfizer, Inc.                                     414,300          11,418,108
   Sanofi-Aventis (ADR)                             193,400           8,693,330
   Teva Pharmaceutical Industries Ltd. (ADR)        325,000          11,297,000
*  Zimmer Holdings, Inc.                            212,000          14,416,000
                                                                 --------------
                                                                    190,898,930
                                                                 --------------
  INDUSTRIALS 15.0%
   Boeing Co.                                       120,000           8,988,000
   Canadian Nat'l. Railway Co.                       98,800           4,224,688
   Deere & Co.                                       98,300           7,677,230
   General Dynamics Corp.                           144,800           9,781,240
   General Electric Co.                             825,000          28,099,500
   Honeywell Int'l., Inc.                           449,300          17,396,896
   Northrop Grumman Corp. (a)                       131,900           8,812,239
   Rockwell Automation, Inc.                        226,500          12,770,070
   Tyco Int'l. Ltd                                  623,400          16,301,910
   Union Pacific Corp.                              131,600          10,574,060
   United Technologies Corp.                        470,000          29,473,700
   Waste Management, Inc.                           380,000          13,026,400
                                                                 --------------
                                                                    167,125,933
                                                                 --------------
  INFORMATION TECHNOLOGY 11.4%
   Accenture Ltd.                                   180,000           5,338,800
*  Adobe Systems, Inc.                               75,000           2,433,000
   Applied Materials, Inc.                          479,800           8,099,024
*  Broadcom Corp. - Class A                         185,000           5,446,400
*  Cisco Systems, Inc.                              412,900           9,079,671
*  EMC Corp.                                        600,000           6,990,000
   First Data Corp.                                 107,100           4,602,087
*  Freescale Semiconductor, Inc. - Class B          239,228           7,394,537
   Intel Corp.                                      365,700           7,145,778
   Int'l. Business Machines                          97,600           7,902,672
   Linear Technology                                 48,700           1,656,287
   Microsoft Corp.                                  700,000          17,983,000
   Motorola, Inc.                                   500,000          11,690,000
   Nokia Corp. (ADR)                                350,000           7,308,000
*  Oracle Corp.                                     434,000           6,792,100
   Seagate Technology (R)                           260,000           5,785,000
   Texas Instruments                                325,000          10,591,750
                                                                 --------------
                                                                    126,238,106
                                                                 --------------
  MATERIALS 4.9%
   DuPont, E.I. de Nemours & Co.                    277,000          11,071,690
   Freeport-McMoran Copper & Gold - Class B         347,700          20,239,617
   Int'l. Paper Co.                                 275,000           9,561,750
   Newmont Mining Corp.                              57,200           2,931,500
   Praxair, Inc.                                    182,800          10,494,548
                                                                 --------------
                                                                     54,299,105
                                                                 --------------
  TELECOMMUNICATION SERVICES 1.1%
   America Movil S.A. de C.V. (ADR)                 130,000           4,850,300
   Sprint Nextel Corp.                              205,000           3,468,600
   Verizon Communications                           125,000           4,397,500
                                                                 --------------
                                                                     12,716,400
                                                                 --------------
  UTILITIES 1.0%
   Entergy Corp.                                    133,800          10,389,570
                                                                 --------------

  TOTAL COMMON STOCKS
  (Cost $703,032,013)                                             1,097,588,460
                                                                 --------------

  WARRANTS 0.0%
*  Lucent Technologies, Inc.                         23,806               5,594
  (Cost $0)                                                      --------------

  MONEY MARKET FUND 1.8%
  State Street Navigator Securities Lending
  Prime Portfolio (b)
  (Cost $20,315,597)                             20,315,597          20,315,597
                                                                 --------------

  -----------------------------------------------------------------------------
                                                 Principal
                                                   Amount            Value
                                                 (M=$1,000)         (Note 1)
  -----------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCY OBLIGATIONS 1.2%
  Federal Home Loan Bank
     5.08%, 09/01/06                                  1,800 M    $    1,800,000
  Federal Home Loan Bank
     5.11%, 09/05/06                                  4,000 M         3,997,729
  Federal Home Loan Bank
     5.13%, 09/07/06                                  7,000 M         6,994,015
                                                                 --------------
  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost $12,791,744)                                                 12,791,744
                                                                 --------------
  TOTAL INVESTMENTS
  (Cost $736,139,354)**                                           1,130,701,395

  EXCESS OF LIABILITIES OVER
  OTHER ASSETS (1.8%)                                               (19,839,001)
                                                                 --------------
  NET ASSETS                                                     $1,110,862,394
                                                                 ==============

(a) All or a portion of this security was on loan at August 31, 2006. The aggregate cost and market value of securities on loan at August 31, 2006 is $9,196,328 and $19,939,654, respectively.

(b) Money market mutual fund registered under the Investment Company Act of 1940, as amended , and advised by SSgA Funds Management , Inc., an affiliate of State Bank and Trust Company . This amount represents cash collateral received from securities lending activity (see Note 1).

*     Non-income producing.

** Cost for federal income tax purposes is substantially similar. At August 31, 2006 unrealized appreciation for federal income tax purposes aggregated $394,562,041 of which $400,909,741 related to appreciated securities and $6,347,700 related to depreciated securities.

      (ADR) - American Depository Receipt

      (R) - Return of Capital

      See Notes to Financial Statements.

  SENTINEL GOVERNMENT SECURITIES FUND
  INVESTMENT IN SECURITIES
  at August 31, 2006 (Unaudited)

  -----------------------------------------------------------------------------
                                                 Principal
                                                   Amount            Value
                                                 (M=$1,000)         (Note 1)
  -----------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCY OBLIGATIONS 103.0%
  FEDERAL HOME LOAN MORTGAGE CORPORATION 47.4%
  Agency Discount Notes:
   5.08%, 09/01/06                                    6,500 M    $    6,500,000
                                                                 --------------
  Collateralized Mortgage Obligations:
  FHR 2837 ED
            5% , 08/15/19                            11,246 M        10,895,229
  FHR 3166 GB
            6% , 06/15/21                            10,000 M        10,073,620
  FHR 2692 AY
            5% , 10/15/23                            10,000 M         9,591,973
  FHR 3181 BW
            6% , 07/15/26                            10,000 M        10,164,200
  FHR 3181 AX
          6.5% , 07/15/26                             4,771 M         4,989,789
  FHR 2966 V
            5% , 02/15/27                             7,720 M         7,350,341
  FHR 2535 PC
            6% , 09/15/32                            10,000 M        10,132,500
                                                                 --------------
                                                                     63,197,652
                                                                 --------------
  Mortgage-Backed Securities:
  30-Year:
  FHLMC 252153
           11% , 11/01/09                               617                 660
  FHLMC 170141
           11% , 09/01/15                                 3 M             3,725
  FHLMC 170147
           11% , 11/01/15                                 3 M             3,055
  FHLMC 360017
           11% , 11/01/17                                 1 M             1,388
  FHLMC 544457
           11% , 12/01/17                                 7 M             7,647
  FHLMC A51587
            6% , 08/01/36                             8,676 M         8,693,113
  FHLMC C0-2611
          6.5% , 08/01/36                            18,000 M        18,291,750
                                                                 --------------
                                                                     27,001,338
                                                                 --------------
  Total Federal Home Loan
    Mortgage Corporation                                             96,698,990
                                                                 --------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION 49.5%
  Collateralized Mortgage Obligations:
  FNR 06-91 VB
        6.175% , 03/25/23                             7,045 M         7,163,939
  FNR 06-63 VH
          6.5% , 03/25/23                            10,283 M        10,601,406
  FNR 06-78 BV
          6.5% , 06/25/23                             5,714 M         5,911,876
  FNR 06-66 NV
          6.5% , 02/25/24                            11,000 M        11,308,550
  FNR 06-88 BV
          6.5% , 11/25/25                            10,000 M        10,304,900
  FNR 03-42 PE
          5.5% , 12/25/31                             5,000 M         4,930,750
  FNR 02-33 Z
          6.5% , 06/25/32                            10,197 M        10,535,361
                                                                 --------------
                                                                     60,756,782
                                                                 --------------
  Mortgage-Backed Securities:
  10-Year:
  FNMA 511845
          8.5% , 05/01/10                                 3 M             3,433
  FNMA 556247
            7% , 10/01/10                                99 M           101,010
                                                                 --------------
                                                                        104,443
                                                                 --------------
  15-Year:
  FNMA 825925
            5% , 10/01/20                            11,263 M        11,034,132
                                                                 --------------
  20- Year:
  FNMA 251808
           10% , 04/01/18                                21 M            21,951
  FNMA 252206
            6% , 01/01/19                                60 M            60,535
  FNMA 573745
          6.5% , 08/01/20                               106 M           108,248
  FNMA 758564
            6% , 09/01/24                               857 M           864,700
                                                                 --------------
                                                                      1,055,434
                                                                 --------------
  30-Year:
  FNMA 002109
         9.25% , 10/01/09                                20 M            20,393
  FNMA 426830
            8% , 11/01/24                                68 M            71,987
  FNMA 738887
          5.5% , 10/01/33                             1,051 M         1,035,634
  FNMA 748895
            6% , 12/01/33                             1,425 M         1,426,359
  FNMA 825966
            5% , 07/01/35                            11,510 M        11,035,304
  FN845353
          5.5% , 01/01/36                            14,534 M        14,274,604
                                                                 --------------
                                                                     27,864,281
                                                                 --------------
  Total Federal National
    Mortgage Association                                            100,815,072
                                                                 --------------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 6.1%
  Collateralized Mortgage Obligations:
  GNR 2004-26 GC
            5% , 06/16/31                             4,000 M         3,885,560
  GNR 03-75 JC
            6% , 08/20/32                             5,000 M         5,080,250
                                                                 --------------
                                                                      8,965,810
                                                                 --------------
  Mortgage-Backed Securities:
  15-Year:
  GNMA II 3197
            7% , 02/20/17                                96 M            98,883
                                                                 --------------
  20-Year:
  GNMA 623177
          6.5% , 08/15/23                               618 M           632,539
  GNMA 608728
          6.5% , 11/15/25                               873 M           894,201
                                                                 --------------
                                                                      1,526,740
                                                                 --------------
  30-Year:
  GNMA 102852
           13% , 10/15/13                                48                  53
  GNMA 506805
          6.5% , 06/15/29                               451 M           462,579
  GNMA 606242
            6% , 04/15/34                             1,288 M         1,302,190
                                                                 --------------
                                                                      1,764,822
                                                                 --------------
  Total Government National
    Mortgage Association                                             12,356,255
                                                                 --------------
  Total U.S. Government
    Agency Obligations
   (Cost $208,283,929)*                                             209,870,317
                                                                 --------------
  EXCESS OF LIABILITIES
    OVER OTHER ASSETS (3.0%)                                         (6,023,286)
                                                                 --------------
  Net Assets                                                     $  203,847,031
                                                                 ==============

* Cost for federal income tax purposes is substantially similar At August 31, 2006 unrealized appreciation for federal income tax purposes aggregated $1,586,388 of which $1,823,976 related to appreciated securities and $237,588 related to depreciated securities.

      See Notes to Financial Statements.

  SENTINEL GROWTH LEADERS FUND
  INVESTMENT IN SECURITIES
  at August 31, 2006 (Unaudited)
  -----------------------------------------------------------------------------
                                                                      Value
                                                  Shares             (Note 1)
  -----------------------------------------------------------------------------
  COMMON STOCKS 92.4%
  CONSUMER DISCRETIONARY 6.2%
   Federated Department Stores, Inc.                  8,000      $      303,840
   McDonald's Corp.                                   8,000             287,200
                                                                 --------------
                                                                        591,040
                                                                 --------------
  CONSUMER STAPLES  6.8%
   PepsiCo, Inc.                                      4,000             261,120
   Walgreen Co.                                       8,000             395,680
                                                                 --------------
                                                                        656,800
                                                                 --------------
  FINANCIALS 12.1%
   BlackRock, Inc. (a)                                3,000             390,450
*  CB Richard Ellis Group, Inc.                      11,000             253,000
   CIT Group, Inc.                                    5,000             225,300
   Goldman Sachs Group, Inc.                          2,000             297,300
                                                                 --------------
                                                                      1,166,050
                                                                 --------------
  ENERGY 3.2%
   Schlumberger Ltd.                                  5,000             306,500
                                                                 --------------
  HEALTH CARE 6.8%
   Medtronic, Inc.                                    6,000             281,400
   Roche Hldgs. Ltd. (ADR)                            4,000             367,600
                                                                 --------------
                                                                        649,000
                                                                 --------------
  INDUSTRIALS 20.8%
   Caterpillar, Inc.                                  5,000             331,750
   Emerson Electric Co.                               5,000             410,750
   General Electric Co.                              10,000             340,600
*  Jacobs Engineering Group, Inc.                     4,000             348,360
   Robert Half Int'l., Inc. (a)                       8,000             247,520
   United Parcel Service, Inc.                        4,500             315,225
                                                                 --------------
                                                                      1,994,205
                                                                 --------------
  INFORMATION TECHNOLOGY 20.4%
*  Ansys, Inc.                                        4,000             186,960
*  Autodesk, Inc.                                     8,000             278,080
   Automatic Data Processing, Inc.                    5,000             236,000
*  Cisco Systems, Inc.                               15,000             329,850
   Molex, Inc. - Class A (a)                         11,000             346,060
   Paychex, Inc.                                      7,000             251,370
   SAP A.G. (ADR)                                     7,000             334,180
                                                                 --------------
                                                                      1,962,500
                                                                 --------------
  Materials 11.9%
   Allegheny Technologies, Inc. (a)                   5,000             286,750
   Commercial Metals Co.                             10,000             215,900
   Nucor Corp.                                        6,000             293,220
   Praxair, Inc.                                      6,000             344,460
                                                                 --------------
                                                                      1,140,330
  UTILITIES 4.2%
   Dominion Resources, Inc.                           5,000             399,450
                                                                 --------------

  TOTAL COMMON STOCKS
  (Cost $8,435,981)**                                                 8,865,875
                                                                 --------------

  MONEY MARKET FUND 13.6%
  State Street Navigator Securities Lending
  Prime Portfolio (b)
  (Cost $1,304,200)                               1,304,200           1,304,200
                                                                 --------------

  -----------------------------------------------------------------------------
                                                 Principal
                                                   Amount            Value
                                                 (M=$1,000)         (Note 1)
  -----------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCY OBLIGATIONS 9.4%
  Federal Home Loan Bank
   5.09%, 09/05/06                                      400 M         $ 399,774
  Federal Home Loan Bank
   5.13%, 09/07/06                                      500 M           499,572
                                                                 --------------
  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                              899,346
                                                                 --------------
  (Cost $899,346)

  TOTAL INVESTMENTS
  (Cost $10,639,527) **                                              11,069,421

  EXCESS OF LIABILITIES
   OVER OTHER ASSETS (15.4%)                                         (1,475,385)
                                                                 --------------

  NET ASSETS                                                        $ 9,594,036
                                                                 ==============

(a) All or a portion of this security was on loan at August 31, 2006. The aggregate cost and market value of securities on loan at August 31, 2006 is $2,001,038 and $1,267,634, respectively.

(b) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by SSgA Funds Management, Inc., an affiliate of State Street Bank and Trust Company. This amount represents cash collateral received from securities lending activity (see Note 1).

*     Non-income producing.

** Cost for federal income tax purposes is substantially similar. At August 31, 2006 net unrealized appreciation for federal income tax purposes aggregrated $429,894 of which $643,453 related to appreciated securities and $213,559 related to depreciated securities.

      (ADR) - American Depository Receipt

      See Notes to Financial Statements.

  SENTINEL HIGH YIELD BOND FUND
  INVESTMENT IN SECURITIES
  at August 31, 2006 (Unaudited)

  -----------------------------------------------------------------------------
                                                 Principal
                                                   Amount            Value
                                                 (M=$1,000)         (Note 1)
  -----------------------------------------------------------------------------
  BONDS 87.0%
  BASIC INDUSTRY 10.8%
  Airgas, Inc.
  9.125%, 10/01/11                                      500 M    $      524,375
  Arch Western Finance LLC
  6.75%, 07/01/13                                       615 M           596,550
  Boise Cascade LLC (d)
  8.38188%, 10/15/12                                    450 M           454,500
  Boise Cascade LLC
  7.125%, 10/15/14                                      500 M           467,500
  Buckeye Technologies, Inc.
  8%, 10/15/10                                          490 M           463,050
  Domtar, Inc.
  7.125%, 08/15/15                                      500 M           467,500
  Freeport-McMoran Copper & Gold
  10.125%, 02/01/10                                     775 M           828,281
  Lyondell Chemical Co.
  10.5%, 06/01/13                                     1,000 M         1,105,000
  Massey Energy Co.
  6.625%, 11/15/10                                      500 M           495,000
  Novelis, Inc. (a)
  7.25%, 02/15/15                                     1,410 M         1,346,550
  Peabody Energy Corp.
  6.875%, 03/15/13                                      555 M           552,225
  Peabody Energy Corp.
  5.875%, 04/15/16                                      615 M           564,262
  PQ Corp.
  7.5%, 02/15/13                                        975 M           938,438
                                                                 --------------
                                                                      8,803,231
                                                                 --------------
  CAPITAL GOODS 5.8%
  DRS Technologies, Inc.
  7.625%, 02/01/18                                    1,000 M         1,005,000
  Graham Packaging Co. LP (b)
  9.875%, 10/15/14                                      800 M           774,000
  Hexcel Corp.
  6.75%, 02/01/15                                       500 M           473,750
  L-3 Communications Corp.
  6.375%, 10/15/15                                      925 M           894,938
  Moog, Inc.
  6.25%, 01/15/15                                       590 M           560,500
  Owens-Brockway Glass Container
  8.25%, 05/15/13                                     1,000 M         1,017,500
                                                                 --------------
                                                                      4,725,688
                                                                 --------------
  CONSUMER CYCLICAL 16.8%
  Carrols Corp.
  9%, 01/15/13                                        1,500 M         1,477,500
  Cincinnati Bell, Inc.
  8.375%, 01/15/14                                      500 M           504,375
  Ford Motor Credit Co. (e)
  6.32%, 09/28/07                                     1,000 M           992,500
  Ford Motor Credit Co.
  9.875%, 08/10/11                                    1,000 M         1,046,250
  General Motors Acceptance Corp.
  8%, 11/01/31                                        1,000 M         1,013,750
  General Motors Corp. (b)
  7.7%, 04/15/16                                      1,000 M           855,000
  Kellwood Co.
  7.875%, 07/15/09                                    1,000 M         1,003,750
  Levi, Strauss & Co.
  9.75%, 01/15/15                                       775 M           806,000
  Mothers Work, Inc. (b)
  11.25%, 08/01/10                                    1,650 M         1,751,063
  Petco Animal Supplies
  10.75%, 11/01/11                                    1,000 M         1,057,500
  Sensient Technologies
  6.5%, 04/01/09                                      1,000 M           995,000
  Tenneco Automotive, Inc.
  10.25%, 07/15/13                                      500 M           546,875
  United Auto Group, Inc.
  9.625%, 03/15/12                                    1,000 M         1,057,500
  Warnaco, Inc.
  8.875%, 06/15/13                                      600 M           616,500
                                                                 --------------
                                                                     13,723,563
                                                                 --------------
  CONSUMER NON-CYCLICAL 5.5%
  American Greetings Corp.
  7.375%, 06/01/16                                      700 M           707,875
  Amscan Hldgs., Inc. (b)
  8.75%, 05/01/14                                     2,500 M         2,250,000
  Constellation Brands, Inc.
  7.25%, 09/01/16                                       500 M           505,000
  Jarden Corp. (b)
  9.75%, 05/01/12                                     1,000 M         1,040,000
                                                                 --------------
                                                                      4,502,875
                                                                 --------------
  ENERGY 3.7%
  Chesapeake Energy Corp.
  6.875%, 01/15/16                                      395 M           385,125
  Chesapeake Energy Corp.
  6.875%, 11/15/20                                      400 M           379,000
  Colorado Institution Gas Co.
  6.8%, 11/15/15                                        500 M           498,125
  El Paso Production Hldgs Co.
  7.75%, 06/01/13                                       500 M           510,000
  Petrohawk Energy Corp. (a)
  9.125%, 07/15/13                                      500 M           511,250
  Plains Exploration & Production Co.
  7.125%, 06/15/14                                      250 M           257,500
  Sonat, Inc.
  7%, 02/01/18                                          500 M           480,000
                                                                 --------------
                                                                      3,021,000
                                                                 --------------
  MEDIA 6.8%
  CSC Hldgs., Inc.
  7.25%, 07/15/08                                     1,000 M         1,016,250
  EchoStar DBS Corp.
  5.75%, 10/01/08                                       500 M           496,250
  Echostar DBS Corp. (a)
  7.125%, 02/01/16                                      500 M           489,375
  Lin Television Corp. (b)
  6.5%, 05/15/13                                        500 M           463,750
  Lin Television Corp. (b)
  6.5%, 05/15/13                                        850 M           788,376
  Sinclair Broadcast Group, Inc.
  8%, 03/15/12                                          875 M           890,312
  Videotron LTEE
  6.375%, 12/15/15                                    1,500 M         1,411,875
                                                                 --------------
                                                                      5,556,188
                                                                 --------------
  SERVICES CYCLICAL 12.9%
  AMC Entertainment, Inc. (b)
  9.875%, 02/01/12                                    1,200 M         1,233,000
  Ashtead Capital. Inc. (a)
  9%, 08/15/16                                          250 M           256,250
  Boyd Gaming Corp.
  7.125%, 02/01/16                                    1,000 M           956,250
  Corrections Corp. America
  6.25%, 03/15/13                                     1,250 M         1,214,063
  H & E Equipment Services, Inc. (a)
  8.375%, 07/15/16                                      350 M           357,000
  Herbst Gaming, Inc. (b)
  7%, 11/15/14                                          925 M           894,937
  Hertz Corp. (a)
  8.875%, 01/01/14                                    1,000 M         1,042,500
  Host Marriott LP
  7.125%, 11/01/13                                    1,000 M         1,015,000
  MGM Mirage (b)
  5.875%, 02/27/14                                      550 M           504,625
  Overseas Shipholding Group, Inc.
  8.25%, 03/15/13                                       750 M           776,250
  Poster Financial Group, Inc.
  8.75%, 12/01/11                                     1,000 M         1,050,000
  Trump Entertainment Resorts Hldgs.
  8.5%, 06/01/15                                      1,250 M         1,215,625
                                                                 --------------
                                                                     10,515,500
                                                                 --------------
  SERVICES NON-CYCLICAL 5.9%
  Allied Waste North America, Inc.
  8.5%, 12/01/08                                        500 M           522,500
  Carriage Services, Inc.
  7.875%, 01/15/15                                      705 M           687,375
  HCA, Inc.
  6.3%, 10/01/12                                        500 M           420,000
  Omega Healthcare Investments, Inc.
  7%, 04/01/14                                          175 M           172,813
  Omega Healthcare Investments, Inc.
  7%, 01/15/16                                        1,000 M           977,500
  Service Corp. Int'l.
  6.5%, 03/15/08                                        500 M           502,500
  Universal Hospital Services
  10.125%, 11/01/11                                   1,005 M         1,045,200
  Waste Services, Inc.
  9.5%, 04/15/14                                        500 M           512,500
                                                                 --------------
                                                                      4,840,388
                                                                 --------------
  TECHNOLOGY 3.7%
  Freescale Semiconductor, Inc.
  7.125%, 07/15/14                                    1,000 M         1,035,000
  Sungard Data Systems, Inc.
  9.125%, 08/15/13                                    1,150 M         1,193,125
  Xerox Corp.
  6.4%, 03/15/16                                        800 M           796,000
                                                                 --------------
                                                                      3,024,125
                                                                 --------------
  TELECOMMUNICATIONS 8.6%
  Dobson Communications Corp. (b)
  8.875%, 10/01/13                                      500 M           496,250
  Horizon PCS, Inc.
  11.375%, 07/15/12                                     600 M           679,501
  Intelsat Subsidiary Hldg. Co.
  8.25%, 01/15/13                                     1,500 M         1,503,750
  Nextel Communications, Inc.
  7.375%, 08/01/15                                    1,000 M         1,030,000
  Qwest Corp.
  7.875%, 09/01/11                                      835 M           874,662
  Rogers Wireless, Inc.
  6.375%, 03/01/14                                      350 M           344,751
  Rogers Wireless, Inc. (b)
  7.5%, 03/15/15                                        575 M           603,750
  Ubiquitel Operations Co.
  9.875%, 03/01/11                                      425 M           464,312
  US Unwired, Inc.
  10%, 06/15/12                                         425 M           469,625
  Windstream Corp.
  8.125%, 08/01/13                                      500 M           530,000
                                                                 --------------
                                                                      6,996,601
                                                                 --------------
  UTILITIES 6.5%
  FPL Energy National Wind Portfolio (a)
  6.125%, 03/25/19                                    1,413 M         1,398,722
  Nevada Power Co. (a)
  5.95%, 03/15/16                                     1,000 M           993,750
  NRG Energy, Inc.
  7.375%, 02/01/16                                    1,000 M           987,500
  Reliant Energy, Inc.
  6.75%, 12/15/14                                     1,000 M           947,500
  Semco Energy, Inc.
  7.125%, 05/15/08                                      500 M           495,625
  Semco Energy, Inc.
  7.75%, 05/15/13                                       500 M           501,875
                                                                 --------------
                                                                      5,324,972
                                                                 --------------
  TOTAL BONDS
   (Cost $70,712,384)                                                71,034,131
                                                                 --------------

  -----------------------------------------------------------------------------
                                                                      Value
                                                  Shares             (Note 1)
  -----------------------------------------------------------------------------
  COMMON STOCKS  6.5%
  CONSUMER DISCRETIONARY 1.0%
  Finlay Enterprises, Inc. (b)                       60,000      $      381,000
  Trump Entertainment Resorts, Inc. (b)              25,000             451,750
                                                                 --------------
                                                                        832,750
                                                                 --------------
  ENERGY 1.2%
* Massey Energy Corp. (b)                            40,000           1,009,600
                                                                 --------------
  HEALTH CARE 0.7%
  Bristol-Myers Squibb Co. (b)                       25,000             543,750
                                                                 --------------
  INDUSTRIALS 0.7%
  Waste Services, Inc.  (b)                          56,466             546,591
                                                                 --------------
  MATERIALS 0.1%
  Williams Partners (b)                               2,000              71,660
                                                                 --------------
  UTILITIES 2.8%
* Mirant Corp. (b)                                   79,189           2,294,105
                                                                 --------------
  TOTAL COMMON STOCKS
   (Cost $5,455,746)                                                  5,298,456
                                                                 --------------
  MONEY MARKET FUND 13.9%
  State Street Navigator Securities Lending
  Prime Portfolio (c)
  (Cost $11,317,375)                             11,317,375          11,317,375
                                                                 --------------

  -----------------------------------------------------------------------------
                                                 Principal
                                                   Amount            Value
                                                 (M=$1,000)         (Note 1)
  -----------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCY OBLIGATIONS 4.5%
  FEDERAL HOME LOAN BANK
  Agency Discount Notes:
   5.09%, 09/05/06                                    2,000 M    $    1,998,869
   5.13%, 09/07/06                                    1,700 M         1,698,546
                                                                 --------------
  (Cost $3,697,415)**                                                 3,697,415
                                                                 --------------
  TOTAL INVESTMENTS
   (Cost $91,182,920)**                                              91,347,377

  EXCESS OF LIABILITIES
    OVER OTHER ASSETS (11.9%)                                        (9,717,200)
                                                                 --------------
  NET ASSETS                                                     $   81,630,177
                                                                 ==============

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At August 31, 2006, the market value of rule 144A securities amounted to $6,395,397 or 7.8% of net assets.

(b) All or a portion of this security was on loan at August 31, 2006. The aggregate cost and market value of securities on loan at August 31, 2006 is $12,119,233 and $10,882,014, respectively.

(c) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by SSgA Funds Management, Inc., an affiliate of State Street Bank and Trust Company. This amount represents cash collateral received from securities lending activity (see Note 1).

(d) Boise Cascade LLC has a variable interest rate that floats quarterly on 15th of January, April, July, October. The interest rate is based on the 3-month Libor rate plus 2.875%.

(e) Ford Motor Credit Co. has a variable interest rate that floats quarterly on 28th of March, June, September, and December. The interest rate is based on the 3-month Libor rate plus 0.83%.

*     Non-income producing.

** Cost for federal income tax purposes is substantially similar. At August 31, 2006, unrealized appreciation for federal income tax purposes aggregated $164,457 of which $1,626,644 related to appreciated securities and $1,462,187 related to depreciated securities.

      See Notes to Financial Statements.

  SENTINEL INTERNATIONAL EQUITY FUND
  Investment in Securities
  at August 31, 2006 (Unaudited)

  -----------------------------------------------------------------------------
                                                                      Value
                                                  Shares             (Note 1)
  -----------------------------------------------------------------------------
  COMMON STOCKS 97.1%
                                 AUSTRALIA
   Macquarie Infrastructure Group                   975,000      $    2,344,899
   National Australia Bank Ltd. (a)                  67,000           1,857,931
   Sydney Roads Group NPV                           325,000             256,822
                                                                 --------------
                                                                      4,459,653
                                                                 --------------
                                 AUSTRIA
   OMV A.G.                                          22,000           1,173,072
                                                                 --------------
                                 BRAZIL
   Companhia Vale do Rio Doce (ADR)                  70,000           1,500,800
                                                                 --------------
                                 CANADA
   EnCana Corp.                                      40,000           2,098,978
                                                                 --------------
                                 CHINA
   China Life Insurance Co. Ltd.
   Sponsored (ADR) (a)                               15,000           1,066,050
                                                                 --------------
                                 DENMARK
   Danske Bank                                       30,500           1,173,399
                                                                 --------------
                                 FINLAND
   Fortum OYJ                                        75,000           2,017,811
   Nokia OYJ                                         76,000           1,591,957
   Stora Enso Oyj                                    89,600           1,361,422
                                                                 --------------
                                                                      4,971,190
                                                                 --------------
                                 FRANCE
*  Arkema Sponsored (ADR) (a)                         1,050              40,900
   Carrefour S.A. (a)                                35,000           2,159,506
   Credit Agricole SA (a)                            42,000           1,706,261
   Dassault Systems (a)                              37,000           2,048,738
   Groupe Danone (a)                                 15,000           2,063,933
   PPR FP (a)                                        10,000           1,381,080
   Publicis Groupe S.A. (a)                          30,000           1,184,551
   Total S.A. Sponsored (ADR)                        42,000           2,832,060
                                                                 --------------
                                                                     13,417,029
                                                                 --------------
                                 GERMANY
   BASF A.G.                                         17,500           1,439,596
   Commerzbank A.G.                                  30,000           1,048,493
   Deutsche Postbank A.G.                            24,000           1,880,216
   Fresenius A.G.                                    21,000           3,547,312
   Hypo Real Estate NPV                              25,000           1,552,754
   Man A.G.                                          20,000           1,529,693
   Puma A.G.                                          5,000           1,741,275
   RWE A.G.                                          31,000           2,837,683
                                                                 --------------
                                                                     15,577,022
                                                                 --------------
                                 HONG KONG
   Cheung Kong Holdings Ltd.                        200,000           2,209,007
   China Mobile Ltd. (ADR) (a)                       60,000           1,998,600
   HSBC Hldgs. plc                                  105,700           1,919,038
   Shun Tak Hldgs.                                1,300,000           1,579,607
                                                                 --------------
                                                                      7,706,252
                                                                 --------------
                                 ITALY
   E.N.I. SpA-Sponsored (ADR) (a)                    25,562           1,563,372
                                                                 --------------
                                 JAPAN
   Canon, Inc.                                       74,400           3,701,146
   Daiwa House Industries (a)                       128,000           2,084,723
   East Japan Railway Co.                               222           1,639,542
   Fanuc Ltd.                                        18,000           1,427,488
   Komatsu                                          120,000           2,192,598
   Millea Hldgs., Inc. (a)                               79           1,453,554
   Nitto Denko Corp. (a)                             21,000           1,507,986
   Nomura Hldgs., Inc. (a)                          106,000           2,049,661
   NTT DoCoMo, Inc. (a)                               1,500           2,325,482
   Sega Sammy Hldgs., Inc.                           40,000           1,366,327
   Shin-Etsu Chemical Co. Ltd.                       27,000           1,538,652
   Sumitomo Mitsui Financial Group                      300           3,373,227
   Takeda Pharmaceutical Co. Ltd. (a)                38,000           2,515,099
   The Daimaru, Inc. (a)                            110,000           1,357,724
   Tokyo Gas Co. NPV (a)                            490,000           2,608,714
   Toyota Motor Corp. (a)                            35,300           1,915,422
   Uni-Charm Corp. NPV (a)                           42,000           2,350,526
   Xebio Co. Ltd. NPV                                55,000           1,672,558
                                                                 --------------
                                                                     37,080,429
                                                                 --------------
                                 MEXICO
   Fomento Economico Mexicano Sa Spon ADR Units      13,700           1,286,704
                                                                 --------------
                                 NETHERLANDS
   ING Groep N.V.                                    69,000           2,983,478
   TNT N.V.                                         100,000           3,760,175
                                                                 --------------
                                                                      6,743,653
                                                                 --------------
                                 NORWAY
   Statoil ASA                                       63,400           1,709,854
                                                                 --------------
                                 SINGAPORE
   Singapore Technologies Engineering Ltd.          980,000           1,818,332
                                                                 --------------
                                 SOUTH KOREA
   Korea Electric Power Sponsored (ADR) (a)          55,000           1,068,100
   Samsung Electronics                                3,000           2,028,503
                                                                 --------------
                                                                      3,096,603
                                                                 --------------
                                 SPAIN
   Telefonica S.A. Sponsored (ADR)                   38,000           1,954,340
                                                                 --------------
                                 SWEDEN
   Ericsson (LM) Tel-Sponsored (ADR) (a)             65,000           2,171,000
                                                                 --------------
                                 SWITZERLAND
   Adecco S.A. (a)                                   30,000           1,753,666
   Credit Suisse Group (a)                           33,000           1,840,557
   Julius Baer Hldgs.                                34,000           3,267,823
   Nestle S.A. (a)                                    5,450           1,874,081
   Novartis A.G.                                     40,000           2,282,975
   Phonak                                            26,000           1,552,586
   Roche  Holdings A.G.                              10,500           1,935,614
                                                                 --------------
                                                                     14,507,302
                                                                 --------------
                                 UNITED KINGDOM
   Anglo American plc                                39,000           1,687,142
   BAE Systems plc                                  300,000           2,116,353
   BP Plc                                           275,000           3,125,976
   Diageo plc                                       148,300           2,640,167
   GlaxoSmithKline plc (ADR)                         27,000           1,533,060
   Kingfisher plc                                   485,100           2,179,826
   Old Mutual plc                                   600,000           1,870,730
   Royal Bank of Scotland Group plc                 108,000           3,664,460
   SABMiller                                         90,000           1,772,767
   Tesco                                            285,000           2,047,164
   United Utilities                                 120,000           1,568,557
   Vodafone Group                                   918,750           1,989,882
                                                                 --------------
                                                                     26,196,083
                                                                 --------------
  TOTAL COMMON STOCKS
   (Cost $116,612,252)                                              151,271,119
                                                                 --------------
  MONEY MARKET FUND 20.7%
  State Street Navigator Securities Lending
  Prime Portfolio (b)
  (Cost $32,329,643)                             32,329,643          32,329,643
                                                                 --------------

  -----------------------------------------------------------------------------
                                                 Principal
                                                   Amount            Value
                                                 (M=$1,000)         (Note 1)
  -----------------------------------------------------------------------------

  U.S. GOVERNMENT AGENCY OBLIGATIONS 2.9%
  Federal Farm Credit Bank
  5.09%, 09/06/06
  (Cost $4,496,818)                                   4,500 M         4,496,818
                                                                 --------------
  TOTAL INVESTMENTS
   (Cost $153,438,713)                                              188,097,580

  EXCESS OF LIABILITIES OVER
  OTHER ASSETS  (20.7%)                                             (32,253,160)
                                                                 --------------
  NET ASSETS                                                     $  155,844,420
                                                                 ==============

  -----------------------------------------------------------------------------
  SUMMARY OF FOREIGN SECURITIES BY INDUSTRY CLASSIFICATION
                                                 PERCENT OF
  INDUSTRY                                       NET ASSETS       MARKET VALUE
  -----------------------------------------------------------------------------
  Consumer Discretionary                               8.2%      $   12,798,764
  Consumer Staples                                    10.4%          16,194,848
  Energy                                               8.0%          12,503,312
  Financials                                          23.5%          36,496,249
  Health Care                                          8.6%          13,366,645
  Industrials                                         13.4%          20,924,291
  Information Technology                               7.4%          11,541,344
  Materials                                            5.8%           9,076,496
  Telecommunication Services                           5.3%           8,268,304
  Utilities                                            6.5%          10,100,866
                                                 ----------      --------------
                                                      97.1%      $  151,271,119
                                                 ==========      ==============

(a) All or a portion of this security was on loan at August 31, 2006. The aggregate cost and market value of securities on loan at August 31, 2006 is $23,705,638 and $30,858,977 respectively.

(b) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by SSgA Funds Management, Inc., an affiliate of State Street Bank and Trust Company. This amount represents cash collateral received from securities lending activity (see Note 1).

*     Non-income Producing.

** Cost for federal income tax purposes is substantially similar. At August 31, 2006, net unrealized appreciation for federal income tax purposes aggregated $34,658,867 of which $36,600,797 related to appreciated securities and $1,941,930 related to depreciated securities.

      ( ADR ) - American Depository Receipt

      See Notes to Financial Statements.

  SENTINEL MID CAP GROWTH FUND
  INVESTMENT IN SECURITIES
  at August 31, 2006 (Unaudited)
  -----------------------------------------------------------------------------
                                                                      Value
                                                  Shares             (Note 1)
  -----------------------------------------------------------------------------
  COMMON STOCKS 99.0%
  Consumer Discretionary 19.7%
   American Eagle Outfitters                         53,500      $    2,066,705
*  Bed Bath & Beyond, Inc.                           60,000           2,023,800
   Borg Warner, Inc.                                 32,200           1,826,062
*  Bright Horizons Family Solutions, Inc. (a)        37,500           1,496,250
   Cablevision Systems Corp. - Class A               85,500           1,990,440
*  Coach, Inc.                                       70,000           2,113,300
*  Dick's Sporting Goods, Inc. (a)                   50,500           2,087,165
   Domino's Pizza, Inc. (a)                          58,000           1,418,100
   Global Payments, Inc.                             33,000           1,255,650
   Hilton Hotels Corp.                               72,500           1,846,575
*  Lamar Advertising Co. - Class A (a)               32,500           1,699,750
   Marriott Int'l., Inc. - Class A                   50,000           1,883,000
   Michaels Stores, Inc.                             43,900           1,889,895
   Petsmart, Inc.                                    57,500           1,443,250
   Pool Corp. (a)                                    46,000           1,751,220
   Starwood Hotels & Resorts Worldwide               32,500           1,730,950
   Station Casinos, Inc. (a)                         23,500           1,368,875
   TJX Cos., Inc.                                    87,100           2,329,925
                                                                 --------------
                                                                     32,220,912
                                                                 --------------
  CONSUMER STAPLES  2.2%
   McCormick & Co., Inc.                             54,000           1,966,680
   Whole Foods Market, Inc.                          30,500           1,635,410
                                                                 --------------
                                                                      3,602,090
                                                                 --------------
  ENERGY 7.4%
*  Cameron Int'l. Corp.                              35,000           1,676,850
   GlobalSantaFe Corp.                               32,000           1,575,040
*  Grant Prideco, Inc.                               29,500           1,225,135
   Noble Energy, Inc.                                44,000           2,174,480
   Peabody Energy Corp.                              25,300           1,114,971
   Smith Int'l., Inc.                                27,500           1,154,175
*  Weatherford Int'l., Ltd.                          37,100           1,595,300
   Williams Cos., Inc.                               68,000           1,674,840
                                                                 --------------
                                                                     12,190,791
                                                                 --------------
  FINANCIALS 8.0%
*  Affiliated Managers Group, Inc. (a)               23,500           2,174,455
   Chicago Mercantile Exchange Holdings, Inc.         4,000           1,760,000
   HCC Insurance Holdings, Inc.                      58,500           1,900,665
   Moody's Corp.                                     35,303           2,159,838
*  NASDAQ Stock Market, Inc.                         57,000           1,625,070
   Raymond James Financial, Inc. (a)                 67,500           1,871,100
   T. Rowe Price Group, Inc.                         36,400           1,603,784
                                                                 --------------
                                                                     13,094,912
                                                                 --------------
  HEALTH CARE 19.6%
   Allergan, Inc.                                    18,000           2,062,080
*  Barr Pharmaceuticals, Inc.                        27,100           1,531,150
   Biomet, Inc.                                      41,800           1,367,278
*  Coventry Health Care, Inc.                        35,250           1,911,960
*  Endo Pharmaceuticals Holdings, Inc.               91,100           3,009,033
*  Gilead Sciences, Inc.                             35,000           2,219,000
*  Laboratory Corp. of America Holdings              49,600           3,393,632
*  Medco Health Solutions, Inc.                      28,500           1,806,045
   Medicis Pharmaceutical Corp. - Class A (a)        56,500           1,654,885
   OptionsXpress Hldgs., Inc. (a)                    82,500           2,154,900
*  ResMed, Inc. (a)                                  45,000           1,830,600
*  Schein Henry, Inc.                                30,000           1,496,100
   Shire Pharmaceuticals (ADR)                       39,000           1,998,750
*  United Surgical Partners Int'l., Inc. (a)         57,500           1,622,650
*  Varian Medical Systems, Inc.                      40,000           2,132,000
*  VCA Antech, Inc.                                  55,500           1,965,810
                                                                 --------------
                                                                     32,155,873
                                                                 --------------
  INDEX 0.7%
*  I Shares Trust Nasdaq Biotech Index Fund (a)      15,500           1,142,350
                                                                 --------------

  INDUSTRIALS 13.6%
*  Corrections Corp. of America                      29,500           1,853,780
   Danaher Corp.                                     26,000           1,723,540
   Expeditors Int'l. of Washington, Inc.             40,000           1,594,800
   Fastenal Co. (a)                                  45,000           1,650,600
   Goodrich Corp.                                    44,000           1,713,800
   ITT Industries, Inc.                              18,800             920,260
   Joy Global, Inc.                                  36,000           1,567,440
   Republic Services, Inc.                           67,000           2,598,260
   Robert Half Int'l., Inc.                          48,500           1,500,590
   Rockwell Automation, Inc.                         33,500           1,888,730
   Roper Industries, Inc.                            57,000           2,643,660
*  Stericycle, Inc. (a)                              21,000           1,400,490
   Timken Co.                                        39,400           1,262,376
                                                                 --------------
                                                                     22,318,326
                                                                 --------------
  INFORMATION TECHNOLOGY 20.6%
*  Akamai Technologies, Inc. (a)                     50,500           1,979,600
*  Amdocs Ltd.                                       60,000           2,277,000
   Amphenol Corp. - Class A (a)                      37,500           2,155,125
   Autodesk, Inc.                                    58,500           2,033,460
*  CheckFree Corp.                                   32,500           1,163,500
*  Cognizant Technology Solutions - Class A          27,500           1,922,525
*  Electronic Arts, Inc.                             38,500           1,962,345
*  Hyperion Solutions Corp.                          63,500           2,103,120
   Intersil Corp. - Class A                          78,400           1,987,440
   KLA-Tencor Corp. (a)    38,400                 1,686,144
   Linear Technology (a)    51,500                1,751,515
*  MEMC Electronic Materials, Inc.                   60,000           2,320,800
   Microchip Technology, Inc.                        74,700           2,551,752
*  MICROS Systems, Inc.                              20,000             957,200
*  Network Appliance, Inc.                           49,800           1,705,152
*  Novellus Systems, Inc. (a)                        52,500           1,465,800
*  Research In Motion LTD                            19,500           1,608,750
*  SanDisk Corp.                                     35,000           2,062,200
                                                                 --------------
                                                                     33,693,428
                                                                 --------------
  MATERIALS 4.5%
   Allegheny Technologies, Inc. (a)                  32,500           1,863,875
   Freeport-McMoran Copper & Gold - Class B (a)      46,800           2,724,228
   Praxair, Inc.                                     49,000           2,813,090
                                                                 --------------
                                                                      7,401,193
                                                                 --------------
  TELECOMMUNICATIONS 1.1%
* NII Holdings, Inc. - Class B                       33,000           1,760,550
                                                                 --------------

  UTILITIES 1.6%
*  AES Corp. (a)                                    126,000           2,676,240
                                                                 --------------

  TOTAL COMMON STOCKS
  (Cost $143,730,876)**                                             162,256,665
                                                                 --------------

  MONEY MARKET FUND 18.9%
  State Street Navigator Securities Lending
  Prime Portfolio (b)
  (Cost $30,911,709)                             30,911,709          30,911,709
                                                                 --------------

  -----------------------------------------------------------------------------
                                                 Principal
                                                   Amount            Value
                                                 (M=$1,000)         (Note 1)
  -----------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCY OBLIGATIONS 0.7%
  Federal Farm Credit Bank Corp.
   5.09%, 09/06/06                                    1,200 M    $    1,199,152
  (Cost $1,199,152)**

  TOTAL INVESTMENTS
  (Cost $175,841,737)**                                             194,367,526

  EXCESS OF LIABILITIES
   OVER OTHER ASSETS  (18.6%)                                       (30,539,717)
                                                                 --------------
  NET ASSETS                                                     $  163,827,809
                                                                 ==============

(a) All or a portion of this security was on loan at August 31, 2006. The aggregate cost and market value of securities on loan at August 31, 2006 is $28,466,035 and $30,323,723, respectively.

(b) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by SSgA Funds Management, Inc., an affiliate of State Street Bank and Trust Company. This amount represents cash collateral received from securities lending activity (see Note 1).

*     Non-income producing.

** Cost for federal income tax purposes is substantially similar. At August 31, 2006 net unrealized appreciation for federal income tax purposes aggregrated $18,525,789 of which $22,290,002 related to appreciated securities and $3,764,213 related to depreciated securities.

      (ADR) - American Depository Receipt

      See Notes to Financial Statements.

  SENTINEL NEW YORK TAX-FREE INCOME FUND
  INVESTMENT IN SECURITIES
  at August 31, 2006 (Unaudited)
  -----------------------------------------------------------------------------
                                                 Principal
                                                   Amount            Value
                                                 (M=$1,000)         (Note 1)
  -----------------------------------------------------------------------------
  BONDS 95.3%
  NEW YORK 79.5%
  Coxsackie Athens New York Central School District
          5.5%, 06/15/13 (FSA)                          260 M    $      271,302
  Long Island Power Authority
            5%, 09/01/34 (AMBAC)                      1,000 M         1,044,140
  Metro Transportation Authority
            5%, 04/01/10 (FGIC)                         150 M           154,731
         5.75%, 07/01/13                                250 M           270,958
         5.25%, 04/01/21 (MBIA)                         750 M           798,187
            5%, 04/01/23 (FGIC)                         250 M           274,033
            5%, 11/15/33 (AMBAC)                      1,000 M         1,050,300
  Monroe County G/O
            6%, 03/01/14                                250 M           279,327
  Monroe County Industrial Dev. Agency
        5.375%, 04/01/29                                510 M           518,124
  New York Convention Center Dev. Co.
            5%, 11/15/44 (AMBAC)                      1,000 M         1,041,820
  New York State Municipal Bond Bank Agency Series C
         5.25%, 12/01/10                                375 M           396,821
            5%, 06/15/35                              1,000 M         1,039,750
  New York, NY G/O Series A
            5%, 08/01/30                                500 M           521,880
  New York, NY G/O Series B
         5.75%, 08/01/11                                300 M           324,861
  New York, NY G/O Series H
        5.625%, 08/01/13                                350 M           369,334
  New York, NY Industrial Dev. Agency
            5%, 06/01/35 (XLCA)                         500 M           523,750
  New York State Dorm. Authority Revenue
    4201 Schools Program
            5%, 07/01/10                                250 M           260,560
  City University System
        5.625%, 07/01/16                                250 M           281,625
  College and University Revenue
            5%, 07/01/20 (FGIC)                         100 M           105,512
            5%, 07/01/20 (FGIC) (P/R)                   150 M           160,767
            5%, 07/01/22                                250 M           258,890
         4.75%, 07/01/37                              1,000 M         1,010,370
  Educational Housing Services
         5.25%, 07/01/20 (AMBAC)                        500 M           564,125
  Memorial Sloan Kettering Cancer Center
          5.5%, 07/01/23 (MBIA)                         500 M           582,435
  Mental Health Services
          5.7%, 08/15/09                                245 M           251,970
          5.7%, 08/15/09 (P/R)                            5 M             5,145
          5.5%, 08/15/17                                590 M           606,219
          5.5%, 08/15/17 (P/R)                           10 M            10,281
            5%, 02/15/35 (AMBAC)                        660 M           690,499
  State University Education Facility
          5.5%, 05/15/09                                420 M           436,771
          5.5%, 05/15/09 (P/R)                           80 M            83,356
  New York State Environmental Facilities
          4.9%, 06/15/11                                150 M           156,291
         5.75%, 01/15/13                                245 M           249,212
            5%, 06/15/33                                210 M           219,425
  New York State Environmental Water Revenue
         5.75%, 06/15/11 (P/R)                          455 M           498,166
         5.75%, 06/15/11                                 45 M            49,352
  New York State Mortgage Agency Revenue Bonds
        5.375%, 10/01/17                                500 M           513,730
  New York & New Jersey States Port Authority
            5%, 09/01/38                                500 M           520,640
  New York State School District
            5%, 10/01/34 (MBIA)                         500 M           526,425
  New York State Thruway Auth. Service Contract
         5.25%, 01/01/09                                500 M           515,675
         5.25%, 04/01/10 (FGIC)                         500 M           528,420
  New York State Urban Development Corp.
          5.5%, 01/01/14 (FSA)                          500 M           543,320
            6%, 01/01/15 (AMBAC) (P/R)                  485 M           516,011
            5%, 01/01/17                                750 M           787,943
          5.5%, 03/15/20 (FGIC) (P/R)                   500 M           552,660
          5.7%, 04/01/20                                250 M           286,307
  New York State Various P Series C
        5.125%, 06/15/13 (P/R)                          100 M           105,110
  North Hempstead, NY G/O
            6%, 07/15/15 (FGIC)                         500 M           537,940
  Rondout Valley Central School District G/O
            3%, 03/01/08 (FGIC)                         660 M           653,189
  Saint Lawrence University
        5.625%, 07/01/13 (MBIA)                         110 M           111,157
  Triborough Bridge & Tunnel Authority
         4.75%, 01/01/19 (P/R)                          195 M           208,712
                                                                 --------------
                                                                     22,267,528
                                                                 --------------
  PUERTO RICO 12.1%
  Puerto Rico Childrens Trust Fund
            6%, 07/01/26 (P/R)                          900 M           975,051
  Puerto Rico Commonwealth
        5.375%, 07/01/21 (MBIA) (P/R)                   255 M           262,533
            5%, 07/01/34                              1,000 M         1,023,980
  Puerto Rico Commonwealth Highway & Trans. Auth.
         5.75%, 07/01/16 (MBIA)                         500 M           543,495
  Puerto Rico Ind'l. Tourist Ed'l. Med. & Envir. Ctl. Facs.
            5%, 10/01/22 (MBIA)                         300 M           309,987
                                                                 --------------
                                                                      3,115,046
                                                                 --------------
  VIRGIN ISLANDS 3.7%
  Virgin Islands Public Fin Authority
            5%, 10/01/22 (FSA)                        1,000 M         1,066,230
                                                                 --------------
  TOTAL BONDS
    (Cost $26,037,668)                                               26,448,804
                                                                 --------------

  SHORT-TERM INVESTMENTS 2.2%
  BlackRock New York Money Market
  Institutional Class                                   400 M           400,000
  Dreyfus NY Municipal Cash Management                  225 M           225,000
                                                                 --------------
  Total Short-Term Investments
    (Cost $625,000)                                                     625,000
                                                                 --------------

  TOTAL INVESTMENTS
    (Cost $26,662,668)*                                              27,073,804

  EXCESS OF OTHER ASSETS
   OVER LIABILITIES 2.5%                                                924,486
                                                                 --------------
  NET ASSETS                                                     $   27,998,290
                                                                 ==============

* Cost for federal income tax purposes is substantially similar. At August 31, 2006, net unrealized appreciation for federal income tax purposes aggregated $411,136 of which, $566,975 related to appreciated securities and $155,839 related to depreciated securities.

The following abbreviations are used in the portfolio descriptions:
(AMBAC) - Guaranteed by AMBAC Indemnity Corp
(FGIC) - Guaranteed by Financial Guaranty Insurance Co
(FSA) - Guaranteed by Financial Security Assurance, Inc.
(MBIA) - Guaranteed by Municipal Bond Investors Assurance Corp
(XLCA) - Guaranteed by XL Capital Assurance, Inc.
(P/R) - Prerefunded
G/O - General Obligation Bond

SENTINEL SHORT MATURITY GOVERNMENT FUND
INVESTMENT IN SECURITIES
at August 31, 2006 (Unaudited)
  -----------------------------------------------------------------------------
                                                 Principal
                                                   Amount            Value
                                                 (M=$1,000)         (Note 1)
  -----------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCY OBLIGATIONS 99.7%
  FEDERAL HOME LOAN BANK 0.5%
         5.09%, 09/05/06                              1,000 M    $      999,434
                                                                 --------------
  FEDERAL HOME LOAN MORTGAGE CORPORATION 57.3%
  Agency Debentures:
  FHLMC
         5.75% , 03/15/09                            14,000 M        14,245,000
                                                                 --------------
  Collateralized Mortgage Obligations:
  FHR 2353 TD
         6.00%, 09/15/16                                379 M           385,593
  FHR 2492 PE
         6.00%, 01/15/22                             10,309 M        10,408,503
  FHR 2435 EQ
         6.00%, 05/15/31                             27,084 M        27,397,633
  FHR 2435 HL
         6.50%, 09/15/31                             16,034 M        16,303,724
  FHR 2388 BG
         6.50%, 12/15/31                             17,294 M        17,773,132
                                                                 --------------
  Mortgage-Backed Securities:                                        72,268,584
                                                                 --------------
  10- Year:
  FHLMC E75462
         6.00%, 03/01/09                                214 M           214,545
  FHLMC E83548
         6.00%, 05/01/11                                119 M           120,077
  FHLMC E85491
         6.50%, 09/01/11                                211 M           214,601
  FHLMC E88621
         5.50%, 03/01/12                                368 M           369,940
  FHLMC E88437
         5.50%, 03/01/12                                395 M           397,818
  FHLMC G11271
         5.50%, 05/01/12                                515 M           518,034
  FHLMC E89815
         5.50%, 05/01/12                                380 M           382,274
  FHLMC E89586
         5.50%, 05/01/12                                294 M           295,502
  FHLMC E93390
         5.50%, 07/01/12                                205 M           205,611
  FHLMC E91504
         5.50%, 09/01/12                                541 M           544,248
  FHLMC E91428
         5.50%, 09/01/12                                247 M           248,668
  FHLMC E91150
         5.50%, 09/01/12                                370 M           372,433
  FHLMC E91152
         5.50%, 09/01/12                                 92 M            92,909
  FHLMC E93347
         5.50%, 12/01/12                                391 M           393,488
  FHLMC E86837
         6.00%, 01/01/12                              1,046 M         1,062,513
  FHLMC E89226
         6.00%, 04/01/12                                443 M           449,804
  FHLMC E89227
         6.00%, 04/01/12                                796 M           809,350
  FHLMC E89229
         6.00%, 04/01/12                                624 M           633,664
  FHLMC E89583
         6.00%, 05/01/12                                901 M           914,765
  FHLMC E89668
         6.00%, 05/01/12                                884 M           897,517
  FHLMC E89015
         6.50%, 04/01/12                                593 M           608,868
  FHLMC E94029
         5.50%, 02/01/13                              1,324 M         1,332,607
  FHLMC E94026
         5.50%, 02/01/13                              3,140 M         3,162,719
  FHLMC B10204
         5.50%, 10/01/13                                560 M           561,804
  FHLMC B10950
         5.50%, 11/01/13                                811 M           814,959
                                                                 --------------
                                                                     15,618,717
                                                                 --------------
  15-Year:
  FHLMC E00109
         8.50%, 06/01/07                                446                 452
  FHLMC G10453
         9.00%, 06/01/07                                 11                  11
  FHLMC E44248
         6.00%, 01/01/08                                 27 M            26,538
  FHLMC E49168
         6.00%, 07/01/08                                 38 M            38,126
  FHLMC E54549
         6.50%, 09/01/08                                 19 M            18,867
  FHLMC E47837
         7.00%, 03/01/08                                 58 M            57,735
  FHLMC E49621
         7.00%, 07/01/08                                 92 M            93,129
  FHLMC E47607
         8.00%, 02/01/08                                  7 M             7,500
  FHLMC E00292
         6.50%, 04/01/09                                 26 M            26,427
  FHLMC G10330
         7.00%, 01/01/10                                104 M           105,521
  FHLMC E61405
         7.00%, 08/01/10                                 76 M            77,371
  FHLMC M30120
         5.50%, 05/01/11                                 93 M            93,906
  FHLMC M30121
         5.50%, 05/01/11                                130 M           131,792
  FHLMC G10516
         6.00%, 05/01/11                                 39 M            39,473
  FHLMC E20237
         6.00%, 05/01/11                                 47 M            47,244
  FHLMC M30123
         6.50%, 07/01/11                                137 M           139,477
  FHLMC E62686
         7.00%, 01/01/11                                231 M           234,491
  FHLMC E00422
         7.00%, 03/01/11                                 82 M            83,205
  FHLMC E00436
         7.00%, 06/01/11                                 38 M            38,539
  FHLMC E64484
         7.00%, 06/01/11                                  9 M             9,352
  FHLMC F70014
         7.50%, 09/01/11                                155 M           159,622
  FHLMC E72904
         8.00%, 11/01/11                                 52 M            53,455
  FHLMC F70015
         8.00%, 12/01/11                                154 M           159,877
  FHLMC E69127
         6.00%, 03/01/12                                 99 M            99,066
  FHLMC G10749
         6.00%, 10/01/12                                132 M           133,160
  FHLMC G10705
         6.50%, 08/01/12                                467 M           474,408
  FHLMC G11228
         6.50%, 12/01/12                                133 M           134,996
  FHLMC G10654
         7.00%, 02/01/12                                342 M           349,467
  FHLMC E94628
         5.00%, 02/01/13                              1,526 M         1,520,971
  FHLMC M30171
         5.50%, 06/01/13                                 77 M            77,744
  FHLMC E68799
         6.00%, 02/01/13                                194 M           194,978
  FHLMC E69523
         6.00%, 04/01/13                                174 M           175,268
  FHLMC G11077
         6.00%, 12/01/13                                125 M           125,464
  FHLMC E72131
         6.50%, 08/01/13                                250 M           253,921
  FHLMC G11135
         6.50%, 08/01/13                                436 M           441,362
  FHLMC E72178
         6.50%, 09/01/13                                166 M           168,592
  FHLMC E83900
         6.00%, 01/01/14                                 58 M            58,376
  FHLMC E80767
         6.00%, 06/01/14                                 97 M            97,047
  FHLMC E75793
         6.50%, 01/01/14                                 20 M            20,773
  FHLMC G10965
         7.50%, 10/01/14                                 85 M            88,248
  FHLMC E82128
         7.00%, 03/01/15                                197 M           199,928
  FHLMC E00843
         8.00%, 04/01/15                                 50 M            53,012
  FHLMC E01009
         6.50%, 08/01/16                              1,282 M         1,304,761
  FHLMC E88357
         6.50%, 03/01/17                                298 M           302,749
  FHLMC G11585
         7.00%, 02/01/17                              1,190 M         1,218,901
  FHLMC J05907
         6.00%, 08/01/19                              9,240 M         9,341,380
                                                                 --------------
                                                                     18,476,681
                                                                 --------------
  20-Year:
  FHLMC C90035
         6.50%, 11/01/13                                349 M           359,012
  FHLMC D94982
         7.00%, 04/01/16                                255 M           264,002
  FHLMC D94230
         7.50%, 10/01/19                                369 M           385,051
                                                                 --------------
                                                                      1,008,064
                                                                 --------------
  30-Year:
  FHLMC 140826
         6.50%, 11/01/07                                  3 M             2,853
  FHLMC 160024
         8.00%, 06/01/07                                  4 M             4,473
  FHLMC 274386
         8.25%, 07/01/07                                  7 M             6,603
  FHLMC 530139
         7.50%, 06/01/08                                 10 M             9,575
  FHLMC 184331
         7.75%, 11/01/08                                627                 627
  FHLMC 160040
         8.75%, 03/01/08                                  6 M             5,654
  FHLMC 160054
         9.25%, 07/01/08                                  9 M             9,091
  FHLMC 181285
         7.50%, 03/01/09                                  4 M             3,968
  FHLMC 254499
         7.75%, 06/01/09                                 15 M            14,938
  FHLMC 181339
         8.00%, 06/01/09                                  1 M             1,016
  FHLMC 181586
         8.00%, 12/01/09                                  5 M             5,280
  FHLMC 555131
         8.25%, 12/01/09                                 13 M            12,754
  FHLMC 303073
         8.50%, 03/01/09                                 34 M            34,984
  FHLMC 160081
        10.25%, 06/01/09                                  1 M             1,361
  FHLMC 141001
         7.75%, 09/01/16                                 11 M            10,844
  FHLMC 141161
         7.75%, 04/01/17                                 31 M            32,572
  FHLMC 302609
         8.00%, 08/01/17                                 83 M            86,498
  FHLMC 307583
         8.00%, 08/01/17                                  9 M             9,616
  FHLMC G00100
         8.00%, 02/01/23                                 27 M            28,409
  FHLMC A17291
         6.50%, 11/01/33                              3,258 M         3,318,335
                                                                 --------------
                                                                      3,599,452
                                                                 --------------
  TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                      125,216,497
                                                                 --------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION 28.5%
  Agency Debentures:
  FNMA
         6.00%, 05/15/08                             10,000 M        10,144,800
  FNMA
        6.625%, 10/15/07                             12,000 M        12,180,000
                                                                 --------------
                                                                     22,324,800
                                                                 --------------
  Collateralized Mortgage Obligations:
  FNR 05-105 TJ
         5.50%, 12/25/35                              3,801 M         3,764,529
                                                                 --------------
  Mortgage-Backed Securities:
  10-Year:
  FNMA 251418
         7.00%, 11/01/07                                  6 M             5,663
  FNMA 527272
         6.00%, 08/01/09                                 73 M            72,870
  FNMA 252652
         7.00%, 05/01/09                                 21 M            21,364
  FNMA 516230
         8.00%, 08/01/09                                210 M           213,841
  FNMA 253329
         7.50%, 05/01/10                                192 M           196,160
  FNMA 253362
         7.50%, 05/01/10                                190 M           194,838
  FNMA 253507
         7.50%, 09/01/10                                232 M           236,861
  FNMA 253472
         7.50%, 09/01/10                                282 M           288,922
  FNMA 254082
         5.50%, 10/01/11                                233 M           233,042
  FNMA 254119
         5.50%, 11/01/11                                324 M           324,007
  FNMA 254163
         5.50%, 12/01/11                                466 M           466,639
  FNMA 599310
         6.00%, 07/01/11                                 34 M            34,121
  FNMA 600249
         6.00%, 08/01/11                                131 M           131,859
  FNMA 595729
         6.00%, 09/01/11                                796 M           803,378
  FNMA 609190
         6.00%, 09/01/11                                123 M           124,495
  FNMA 619198
         6.00%, 12/01/11                                111 M           112,293
  FNMA 603547
         6.50%, 09/01/11                                128 M           130,169
  FNMA 595730
         6.50%, 09/01/11                                112 M           113,430
  FNMA 254076
         6.50%, 10/01/11                                225 M           228,965
  FNMA 254113
         6.50%, 11/01/11                                200 M           203,476
  FNMA 254226
         5.50%, 02/01/12                              1,757 M         1,758,864
  FNMA 633905
         5.50%, 03/01/12                                326 M           326,436
  FNMA 644268
         5.50%, 04/01/12                                177 M           177,450
  FNMA 254274
         6.00%, 03/01/12                                332 M           335,540
  FNMA 649455
         6.00%, 05/01/12                                537 M           542,901
  FNMA 254369
         6.00%, 06/01/12                                560 M           566,803
  FNMA 679981
         6.00%, 06/01/12                                274 M           276,544
  FNMA 254488
         6.00%, 09/01/12                                827 M           836,934
  FNMA 254399
         6.50%, 06/01/12                              1,339 M         1,369,096
  FNMA 254427
         6.50%, 07/01/12                              2,260 M         2,306,476
  FNMA 254457
         6.50%, 07/01/12                                383 M           391,103
  FNMA 254882
         5.00%, 08/01/13                                164 M           162,167
  FNMA 254698
         6.50%, 01/01/13                                501 M           512,276
  FNMA 255368
         5.50%, 07/01/14                                801 M           804,082
                                                                 --------------
                                                                     14,503,063
                                                                 --------------
  15-Year:
  FNMA 328089
         7.25%, 08/01/09                                 50 M            50,438
  FNMA 250441
         6.50%, 12/01/10                                 83 M            83,594
  FNMA 321199
         7.00%, 09/01/10                                 99 M           100,801
  FNMA 324087
         7.00%, 09/01/10                                 33 M            33,453
  FNMA 325432
         7.00%, 09/01/10                                 41 M            41,785
  FNMA 313758
         7.00%, 11/01/10                                 15 M            15,064
  FNMA 511846
         9.00%, 01/01/10                                 10 M             9,914
  FNMA 303943
         6.50%, 06/01/11                                238 M           240,871
  FNMA 250613
         6.50%, 07/01/11                                105 M           106,400
  FNMA 367201
         6.50%, 12/01/11                                 45 M            46,170
  FNMA 250781
         6.50%, 12/01/11                                 43 M            43,285
  FNMA 303902
         7.00%, 05/01/11                                 51 M            51,822
  FNMA 367202
         7.00%, 12/01/11                                 75 M            77,136
  FNMA 390784
         6.00%, 05/01/12                                 97 M            97,592
  FNMA 370468
         7.00%, 01/01/12                                 70 M            71,712
  FNMA 251300
         7.00%, 08/01/12                                149 M           151,936
  FNMA 576800
         8.50%, 01/01/12                                 51 M            51,957
  FNMA 426453
         5.50%, 10/01/13                                370 M           370,501
  FNMA 596145
         6.50%, 06/01/13                                 45 M            44,575
  FNMA 433301
         6.50%, 07/01/13                                840 M           853,756
  FNMA 512520
         7.00%, 07/01/13                                365 M           371,160
  FNMA 446787
         5.50%, 01/01/14                                607 M           607,509
  FNMA 447881
         5.50%, 01/01/14                                241 M           241,174
  FNMA 496015
         5.50%, 04/01/14                                126 M           125,919
  FNMA 528088
         5.50%, 05/01/14                                399 M           399,244
  FNMA 576789
         5.50%, 06/01/14                                178 M           178,486
  FNMA 536814
         5.50%, 06/01/14                                666 M           667,232
  FNMA 768628
         5.50%, 09/01/15                                609 M           608,507
  FNMA 619191
         6.50%, 12/01/15                                937 M           952,610
  FNMA 630985
         7.00%, 09/01/15                                677 M           691,889
  FNMA 594601
         8.50%, 10/01/15                                120 M           127,228
  FNMA 535631
         7.00%, 12/01/15                                920 M           944,824
  FNMA 535777
         5.50%, 03/01/16                                587 M           587,017
  FNMA 545298
         5.50%, 11/01/16                                502 M           502,024
  FNMA 614920
         5.50%, 12/01/16                                569 M           569,391
  FNMA 663227
         6.00%, 03/01/16                                750 M           754,989
  FNMA 574598
         6.00%, 05/01/16                                579 M           586,307
  FNMA 594602
         9.00%, 01/01/16                                 20 M            21,128
  FNMA 792797
         5.50%, 04/01/17                              1,100 M         1,101,220
  FNMA 671380
         6.00%, 11/01/17                                367 M           371,704
  FNMA 679165
         5.50%, 02/01/18                                450 M           449,135
  FNMA 725284
         7.00%, 11/01/18                              5,697 M         5,821,508
                                                                 --------------
                                                                     19,222,969
                                                                 --------------
  20-Year:
  FNMA 190659
         7.00%, 02/01/14                                315 M           326,528
  FNMA 190697
         7.00%, 03/01/14                                555 M           574,409
  FNMA 251716
        10.50%, 03/01/18                                 28 M            29,397
                                                                 --------------
                                                                        930,334
                                                                 --------------
  30-Year:
  FNMA 111330
         7.50%, 09/01/07                                  8 M             8,229
  FNMA 58241
         7.50%, 12/01/07                                  5 M             4,533
  FNMA 13481
         7.75%, 05/01/08                                  6 M             5,760
  FNMA 8213
         8.00%, 01/01/08                                 18 M            17,737
  FNMA 151964
         8.00%, 03/01/08                                425                 426
  FNMA 44045
         8.00%, 06/01/08                                 11 M            10,823
  FNMA 176044
         8.50%, 09/01/08                                 17 M            17,024
  FNMA 141789
         8.25%, 02/01/09                                  9 M             8,949
  FNMA 10134
         8.75%, 08/01/09                                 16 M            16,396
  FNMA 439
         9.00%, 06/01/09                                  2 M             1,568
  FNMA 23
         8.50%, 08/01/11                                  7 M             6,608
  FNMA 510095
         8.50%, 09/01/11                                 17 M            16,751
  FNMA 366221
         9.50%, 03/01/11                                 39 M            40,866
  FNMA 401612
         7.00%, 05/01/12                                 53 M            52,469
  FNMA 81692
         8.00%, 09/01/12                                 29 M            28,947
  FNMA 124871
         7.00%, 05/01/13                                354 M           360,563
  FNMA 20497
         8.75%, 07/01/13                                 13 M            13,877
  FNMA 44046
         7.50%, 02/01/14                                  9 M             9,249
  FNMA 454727
        10.50%, 01/01/16                                 95 M           103,949
  FNMA 626664
         6.00%, 04/01/17                                366 M           370,712
  FNMA 49584
         8.25%, 09/01/17                                 57 M            60,610
  FNMA 479421
         7.00%, 09/01/21                                118 M           121,825
  FNMA 175123
         7.45%, 08/01/22                                151 M           156,110
  FNMA 207530
         8.25%, 04/01/22                                 13 M            14,125
                                                                 --------------
                                                                      1,448,106
                                                                 --------------
  TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                        62,193,802
                                                                 --------------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 13.4%
  Collateralized Mortgage Obligations:
  GNR 02-41 TE
         6.00%, 07/16/31                             15,739 M        16,021,043
                                                                 --------------
  Mortgage-Backed Securities:
  10-Year:
  GNMA 780306
         9.00%, 11/15/06                                 15                  15
  GNMA 780395
         7.00%, 12/15/07                                 11 M            10,943
  GNMA 634538
         6.00%, 09/15/14                                842 M           855,879
  GNMA 634545
         6.50%, 09/15/14                                716 M           729,341
                                                                 --------------
                                                                      1,596,180
                                                                 --------------
  15-Year:
  GNMA 342810
         7.00%, 12/15/07                                 18 M            17,650
  GNMA 1785
         9.00%, 02/20/07                                 20                  20
  GNMA 364469
         6.00%, 11/15/08                                 15 M            14,825
  GNMA 352121
         6.50%, 08/15/08                                  6 M             6,341
  GNMA 342744
         6.50%, 08/15/08                                 36 M            36,577
  GNMA 326462
         6.50%, 10/15/08                                 95 M            95,449
  GNMA 370871
         6.50%, 10/15/08                                 36 M            35,684
  GNMA 348052
         7.00%, 03/15/08                                  5 M             5,318
  GNMA 364447
         7.00%, 03/20/08                                  3 M             2,944
  GNMA 339490
         7.00%, 04/15/08                                  4 M             3,640
  GNMA 343534
         7.50%, 01/15/08                                 10 M            10,037
  GNMA 339464
         8.00%, 01/15/08                                 16 M            16,699
  GNMA 354532
         6.00%, 01/15/09                                 17 M            17,290
  GNMA 345594
         6.00%, 03/15/09                                 34 M            33,858
  GNMA 366674
         6.00%, 03/15/09                                 37 M            37,253
  GNMA 388287
         6.00%, 03/15/09                                 57 M            57,089
  GNMA 355866
         6.00%, 04/15/09                                 53 M            53,539
  GNMA 360238
         6.00%, 04/15/09                                 46 M            46,350
  GNMA 366773
         6.00%, 04/15/09                                 52 M            51,992
  GNMA 371934
         6.00%, 04/15/09                                 33 M            33,515
  GNMA 375876
         6.00%, 04/15/09                                 40 M            40,281
  GNMA 378884
         6.00%, 04/15/09                                 23 M            22,991
  GNMA 385492
         6.00%, 04/15/09                                 47 M            46,756
  GNMA 780303
         6.50%, 02/15/09                                 43 M            43,344
  GNMA 391659
         6.50%, 04/15/09                                156 M           157,356
  GNMA 780369
         7.00%, 09/15/09                                 66 M            66,484
  GNMA 415068
         6.00%, 01/15/11                                 21 M            21,499
  GNMA 780659
         7.50%, 08/15/12                                 22 M            22,777
  GNMA 780759
         6.50%, 04/15/13                                421 M           428,463
  GNMA 462328
         6.50%, 04/15/13                                325 M           330,976
  GNMA 456869
         6.50%, 05/15/13                                 16 M            16,141
  GNMA II 2542
         7.00%, 01/20/13                                 94 M            96,683
  GNMA 349029
         7.00%, 04/15/13                                 24 M            24,972
  GNMA 780859
         7.50%, 09/15/13                                 27 M            27,849
  GNMA 780978
         6.50%, 02/15/14                              2,537 M         2,584,651
  GNMA 781109
         7.00%, 11/15/14                              5,672 M         5,854,092
  GNMA 489953
         6.00%, 12/15/16                                114 M           115,669
                                                                 --------------
                                                                     10,477,052
                                                                 --------------
  20-Year:
  GNMA 234073
         9.25%, 12/15/07                                  2 M             2,063
  GNMA 248682
         9.75%, 06/15/10                                 17 M            18,398
  GNMA 628440
         7.00%, 04/15/24                              1,174 M         1,212,493
                                                                 --------------
                                                                      1,232,953
                                                                 --------------
  30-Year:
  GNMA 18324
         8.00%, 07/15/07                                  5 M             4,537
  GNMA 91758
        10.00%, 11/15/09                                849                 893
  GNMA 495
        10.00%, 02/20/16                                662                 731
                                                                 --------------
  TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION                          6,161
                                                                 --------------
                                                                     29,333,389
                                                                 --------------
  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost $219,959,436)*                                              217,743,122
                                                                 --------------
  EXCESS OF OTHER ASSETS
    OVER LIABILITIES 0.3%                                               751,855
                                                                 --------------
  NET ASSETS                                                     $  218,494,977
                                                                 ==============

* Cost for federal income tax purposes is substantially similar. At August 31, 2006 unrealized depreciation for federal income tax purposes aggregated $2,216,314 of which $292,403 related to appreciated securities and $2,508,717 related to depreciated securities.

      The estimated average maturity for certain mortgage-backed securities is shorter than the final maturity shown due to either published or proprietary prepayment assumptions.

      See Notes to Financial Statements.

  SENTINEL SMALL COMPANY FUND
  INVESTMENT IN SECURITIES
  AT AUGUST 31, 2006 (UNAUDITED)
  -----------------------------------------------------------------------------
                                                                      Value
                                                  Shares             (Note 1)
  -----------------------------------------------------------------------------
  COMMON STOCKS  96.4%
  CONSUMER DISCRETIONARY 13.7%
*  Bright Horizons Family Solutions, Inc. (a)       550,000      $   21,945,000
*  Coldwater Creek, Inc. (a)                        575,000          15,795,250
*  DSW, Inc. (a)                                    300,000           8,397,000
*  Guitar Center, Inc. (a)                          295,000          11,180,500
   Harte-Hanks, Inc.                                715,000          18,947,500
*  Hibbett Sporting Goods, Inc. (a)                 505,000          12,387,650
*  LKQ Corp. (a)                                    550,000          11,423,500
   Men's Wearhouse, Inc. (a)                        455,000          16,129,750
*  Monarch Casino & Resort, Inc. (a)                400,000           7,588,000
*  Morningstar, Inc. (a)                            180,000           6,886,800
   Pool Corp. (a)                                   485,000          18,463,950
*  Rare Hospitality Int'l., Inc. (a)                620,000          17,756,800
   Regis Corp. (a)                                  305,000          11,190,450
*  Sonic Corp. (a)                                  775,000          16,995,750
                                                                 --------------
                                                                    195,087,900
                                                                 --------------
  CONSUMER STAPLES 4.1%
   Casey's General Stores, Inc.                     510,000          12,056,400
*  Central Garden & Pet Co. (a)                     150,000           6,574,500
*  Chattem, Inc. (a)                                530,000          18,380,400
   Church & Dwight, Inc. (a)                        475,000          18,287,500
*  Hain Celestial Group, Inc. (a)                   142,800           3,362,940
                                                                 --------------
                                                                     58,661,740
                                                                 --------------
  ENERGY 8.3%
   Cabot Oil & Gas Corp.                            435,000          22,211,100
*  Comstock Resources, Inc. (a)                     635,000          18,262,600
*  Core Laboratories                                240,000          17,608,800
*  Oil States Int'l., Inc. (a)                      547,500          17,498,100
*  Superior Energy Services, Inc.                   685,000          21,872,050
*  TETRA Technologies, Inc. (a)                     720,000          20,023,200
                                                                 --------------
                                                                    117,475,850
                                                                 --------------
  FINANCIALS  12.8%
   East West Bancorp, Inc. (a)                      495,000          20,047,500
   Endurance Specialty Holdings Ltd.                400,000          12,908,000
   First Midwest Bancorp                            610,000          22,783,500
   Healthcare Realty Trust (a)                      500,000          18,080,000
   Lexington Corp. Properties Trust                 695,000          14,608,900
   OptionsXpress Hldgs., Inc. (a)                   685,000          17,892,200
*  Portfolio Recovery Associates, Inc. (a)          285,000          11,320,200
   RLI Corp. (a)                                    340,000          16,626,000
   Selective Insurance Group, Inc. (a)              295,000          15,345,900
   UCBH Holdings, Inc. (a)                        1,055,000          19,137,700
   Westamerica Bancorporation (a)                   295,000          14,109,850
                                                                 --------------
                                                                    182,859,750
                                                                 --------------
  HEALTH CARE 14.0%
*  American Medical Systems Hldgs., Inc. (a)        862,400          15,143,744
*  Arthrocare Corp. (a)                             310,000          14,139,100
*  Bio Rad Labs, Inc. - Class A (a)                 215,000          15,783,150
*  Biosite, Inc. (a)                                155,000           6,820,000
   Computer Programs & Systems, Inc. (a)            430,000          14,628,600
*  Dionex Corp. (a)                                 120,500           6,075,610
*  Haemonetics Corp.                                385,000          17,933,300
*  IDEXX Laboratories, Inc.                         100,000           9,201,000
*  Immucor, Inc.                                    465,000           9,658,050
*  Integra Lifesciences Holdings (a)                325,000          12,499,500
   Meridian Bioscience, Inc. (a)                    527,900          12,595,694
   Option Care, Inc. (a)                            930,000          12,294,600
*  Pra Int'l. (a)                                   295,000           7,664,100
*  Psychiatric Solutions, Inc. (a)                  560,000          17,925,600
*  Sciele Pharmaceutical, Inc. (a)                  795,400          13,919,500
*  United Surgical Partners Int'l., Inc. (a)        465,000          13,122,300
                                                                 --------------
                                                                    199,403,848
                                                                 --------------
  INDUSTRIALS 18.6%
   Brady Corp. - Class A (a)                        377,000          14,401,400
   Clarcor, Inc. (a)                                350,000          10,482,500
*  Cra Int'l., Inc. (a)                             415,000          18,670,850
   Curtiss-Wright Corp. (a)                         470,000          14,612,300
*  Esco Technologies, Inc. (a)                      400,000          20,416,000
   Forward Air Corp. (a)                            355,000          11,409,700
   G&K Services, Inc. - Class A                     400,000          13,272,000
*  Genlyte Group, Inc. (a)                          175,000          11,467,750
   Healthcare Svcs. Group, Inc. (a)                 670,000          15,202,300
   Heartland Express, Inc. (a)                    1,460,000          23,476,800
   HEICO Corp.                                      330,000           8,936,400
   IDEX Corp. (a)                                   480,000          20,155,200
*  Moog, Inc. - Class A                             650,000          21,222,500
*  Resources Connection, Inc. (a)                   445,000          10,858,000
   Toro Co.                                         390,000          15,603,900
*  Waste Connections, Inc. (a)                      615,000          22,613,550
   Woodward Governor Co.                            370,000          12,457,900
                                                                 --------------
                                                                    265,259,050
                                                                 --------------
  INFORMATION TECHNOLOGY 19.7%
*  Ansys, Inc.                                      390,700          18,261,318
*  aQuantive, Inc. (a)                              445,000          11,036,000
*  Avid Technology, Inc. (a)                        455,000          18,122,650
   Cognex Corp. (a)                                 715,000          18,253,950
*  Daktronics, Inc.                                 359,400           7,500,678
*  Diodes, Inc. (a)                                 277,500          10,389,600
*  Flir Systems, Inc. (a)                           545,000          15,096,500
*  FormFactor, Inc. (a)                             340,000          16,408,400
*  Hyperion Solutions Corp.                         365,000          12,088,800
*  Kronos, Inc. (a)                                 735,000          22,432,200
*  MICROS Systems, Inc.                             595,000          28,476,700
*  Perot Systems Corp. - Class A (a)                530,000           7,610,800
   Plantronics, Inc. (a)                            675,000          12,096,000
*  Power Integrations, Inc. (a)                     795,000          14,628,000
*  Progress Software Corp. (a)                      655,000          16,584,600
*  Semtech Corp.                                    885,000          11,566,950
*  Tekelec (a)                                      575,000           7,647,500
*  Trimble Navigation Ltd.                          344,600          16,875,062
*  WebSense, Inc.                                   730,000          15,089,100
                                                                 --------------
                                                                    280,164,808
                                                                 --------------
  MATERIALS 4.4%
   Aptargroup, Inc. (a)                             375,000          19,312,500
   Carpenter Technology Corp. (a)                   130,000          12,459,200
*  RTI Int'l. Metals, Inc. (a)                      385,000          16,697,450
   The Scotts Miracle-Gro Co. (a)                   344,400          14,781,648
                                                                 --------------
                                                                     63,250,798
                                                                 --------------
  UTILITIES 0.8%
   Atmos Energy Corp. (a)                           370,000          10,656,000
                                                                 --------------
  TOTAL COMMON STOCKS
  (Cost $1,214,622,439)                                           1,372,819,744
                                                                 --------------
  MONEY MARKET FUND 23.8%
  State Street Navigator Securities Lending
   Prime Portfolio (b)
  (Cost $338,448,406)                           338,448,406         338,448,406
                                                                 --------------

  -----------------------------------------------------------------------------
                                                 Principal
                                                   Amount            Value
                                                 (M=$1,000)         (Note 1)
  -----------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCY OBLIGATIONS 3.8%
  Federal Farm Credit Bank Corp.
  5.12%, 09/08/06                                    13,500 M    $   13,486,560
  Federal Home Loan Bank
  5.08%, 09/01/06                                    12,000 M        12,000,000
  Federal Home Loan Bank
  5.11%, 09/05/06                                    21,000 M        20,988,076
  Federal Home Loan Bank
  5.11%, 09/07/06                                     7,500 M         7,493,613
                                                                 --------------
  (Cost $53,968,250)                                                 53,968,249
                                                                 --------------
  TOTAL INVESTMENTS
  (Cost $1,607,039,095)**                                         1,765,236,399

  EXCESS OF LIABILITIES
    OVER OTHER ASSETS (24.0%)                                      (341,532,799)
                                                                 --------------
  NET ASSETS                                                     $1,423,703,600
                                                                 ==============

(a) All or a portion of this security was on loan at August 31, 2006. The aggregate cost and market values of securities on loan at August 31, 2006 is $311,608,837 and $329,917,931 respectively.

(b) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by SSgA Funds Management, Inc., an affiliate of State Street Bank and Trust Company. This amount represents cash collateral received from securities lending activity (see Note 1).

*     Non-Income producing

** Cost for federal income tax purposes is substantially similar. At August 31, 2006 net unrealized appreciation for federal income tax purposes aggregated $158,197,304 of which $223,863,080 related to appreciated securities and $65,665,776 related to depreciated securities.

      See Notes to Financial Statements.

  TAX-FREE INCOME FUND
  INVESTMENT IN SECURITIES
  at August 31,  2006 (Unaudited)
  -----------------------------------------------------------------------------
                                                 Principal
                                                   Amount            Value
                                                 (M=$1,000)         (Note 1)
  -----------------------------------------------------------------------------
  BONDS 96.2%
  ALABAMA  2.5%
  Auburn Capital Improvements
          5%, 08/01/30  (AMBAC)                       1,000 M    $    1,049,020
                                                                 --------------
  CALIFORNIA 10.9%
  California State Variable Purpose
          5%, 02/01/23                                1,000 M         1,045,640
  Manhatten Beach, CA Cert. of Part.
          5%, 01/01/36  (AMBAC)                       1,500 M         1,550,010
  Riverside, CA Cert. of Part.
          5%, 09/01/28  (AMBAC)                       1,000 M         1,041,850
  Tustin Univ. School Dist.
          5%, 09/01/38  (FSA)                         1,000 M         1,030,740
                                                                 --------------
                                                                      4,668,240
                                                                 --------------
  COLORADO 1.2%
  Douglas Cnty. School Dist.
          5%, 12/15/30  (FSA)                           500 M           524,475
                                                                 --------------
  DISTRICT OF COLUMBIA 3.3%
  DC Revenue-A-World Wildlife
          6%, 07/01/16  (AMBAC)                       1,310 M         1,422,830
                                                                 --------------
  FLORIDA 13.5%
  Jupiter, Florida G/O
        5.5%, 07/01/21                                  500 M           579,555
  Leon Cnty., FL Cert. of Part.
          5%, 07/01/19                                1,015 M         1,086,476
  Orange Cnty. Healthcare Facs. Auth. (ETM)
       6.25%, 10/01/13  (MBIA)                        1,060 M         1,225,328
  Palm Beach Cnty., FL School Board
          5%, 08/01/17                                1,030 M         1,115,253
  Reedy Creek Improvement Dist.
          5%, 06/01/23  (AMBAC)                       1,215 M         1,286,296
  South Miami Health Facs.
       5.25%, 11/15/33                                  500 M           521,205
                                                                 --------------
                                                                      5,814,113
                                                                 --------------
  ILLINOIS 2.4%
  Illinois Sports Facs.
          5%, 06/15/32  (AMBAC)                       1,000 M         1,031,800
                                                                 --------------
  INDIANA 1.3%
  Indiana Trans. Fin. Auth. Hwy. (P/R)
       5.25%, 06/01/19  (FSA)                           500 M           545,185
                                                                 --------------
  KANSAS 3.2%
  Butler County Union School District
          5%, 09/01/29  (FSA)                         1,315 M         1,385,011
                                                                 --------------
  LOUISIANA 4.3%
  Louisiana Pub. Facs. Auth. Rev.
       5.25%, 07/01/33  (MBIA)                          505 M           534,820
  Louisiana Stadium & Expo. Dist. (P/R)
       4.75%, 07/01/21  (FGIC)                        1,250 M         1,310,075
                                                                 --------------
                                                                      1,844,895
                                                                 --------------
  MAINE 1.6%
  Maine State Tpk. Auth. Rev.
          5%, 07/01/27  (FSA)                           645 M           680,372
                                                                 --------------
  MASSACHUSETTS 2.4%
  Massachusetts State Dev. Fin. Agency
          5%, 10/01/28                                  500 M           523,325
  Massachusetts State Wtr. Pollutn.
          5%, 08/01/34                                  500 M           521,520
                                                                 --------------
                                                                      1,044,845
                                                                 --------------
  MICHIGAN  4.0%
  Michigan Mun. Clean Water Auth.
       5.25%, 10/01/18                                1,000 M         1,070,070
  Otsego Public School Dist.
          5%, 05/01/34  (FSA)                           680 M           710,722
                                                                 --------------
                                                                      1,780,792
                                                                 --------------
  NEW MEXICO 1.2%
  University of New Mexico
          5%, 06/01/32                                  500 M           517,080
                                                                 --------------
  NORTH CAROLINA 1.2%
  Charlotte, North Carolina G/O (P/R)
          5%, 02/01/23                                  500 M           519,335
                                                                 --------------
  OHIO 3.3%
  Ohio State Building Auth.
          5%, 04/01/22                                1,345 M         1,403,333
                                                                 --------------
  PENNSYLVANIA 4.5%
  Northern Tioga School Dist. (P/R)
          5%, 03/01/18  (FSA)                           560 M           596,701
  Pennsylvania State Ind. Dev. Auth. Econ.
        5.5%, 07/01/21  (AMBAC)                         750 M           820,755
  Red Lion Area School Dist.
          5%, 02/01/22  (FSA)                           500 M           530,235
                                                                 --------------
                                                                      1,947,691
                                                                 --------------
  TENNESSEE 1.3%
  Memphis Electric Systems
          5%, 12/01/15  (MBIA)                          500 M           536,310
                                                                 --------------
  TEXAS 16.2%
  Comal, Texas Independent School District
          5%, 02/01/25                                1,000 M         1,040,480
  Granbury Independent School District
          5%, 08/01/27                                1,000 M         1,050,530
  Keller Higher Ed. Facs. Corp.
       5.25%, 06/01/21  (AGIC)                          500 M           527,005
  La Feria Indpt. School Dist.
          5%, 02/15/37                                1,000 M         1,039,040
  North Central Texas Health
       6.25%, 05/15/10                                1,000 M         1,079,650
  Pflugerville Ctfs. Obligation-Ser. A
          5%, 08/01/33  (FGIC)                        1,000 M         1,031,140
  Robstown Indpt. School Dist.
       5.25%, 02/15/34                                  500 M           532,585
  Sunnyvale School Dist.
       5.25%, 02/15/18                                  630 M           683,191
                                                                 --------------
                                                                      6,983,621
                                                                 --------------
  UTAH 0.4%
  Weber Cnty. Mun. Bldg. Auth. (P/R)
       5.75%, 12/15/19  (MBIA)                          180 M           186,649
                                                                 --------------
  VERMONT 8.3%
  Vermont Education & Health Bldgs. Fin.
        5.5%, 07/01/18                                2,295 M         2,390,450
  Vermont Education & Health Bldgs. Fin.
      5.375%, 01/01/23                                1,165 M         1,195,011
                                                                 --------------
                                                                      3,585,461
                                                                 --------------
  VIRGINIA 0.7%
  Portsmouth, VA G/O
        4.5%, 04/01/31  (MBIA)                          280 M           282,571
                                                                 --------------
  WASHINGTON 5.8%
  Seattle, WA G/O
          5%, 07/01/20                                1,365 M         1,431,558
  Vancouver, WA Limited G/O
          5%, 12/01/29  (AMBAC)                       1,000 M         1,044,330
                                                                 --------------
                                                                      2,475,888
  WISCONSIN 2.7%
  Wisconsin State Clean Water Rev. Bds.
          5%, 06/01/20                                1,090 M         1,138,930
                                                                 --------------
  TOTAL INVESTMENTS
   (Cost $40,766,931)*                                               41,368,447

  EXCESS OF OTHER ASSETS
   OVER LIABILITIES 3.8%                                              1,629,791
                                                                 --------------
  NET ASSETS                                                     $   42,998,238
                                                                 ==============

* Cost for federal income tax purposes is substantially similar. At August 31, 2006, net unrealized appreciation for federal income tax purposes aggregated $601,516 of which $721,266 related to appreciated securities and $119,750 related to depreciated securities.

The following abbreviations are used in the portfolio descriptions:
(AGIC) - Guaranteed by Asset Guaranty Insurance Co
(AMBAC) - Guaranteed by AMBAC Indemnity Corp
(ETM) - Escrowed to Maturity
(FGIC) - Guaranteed by Financial Guaranty Insurance Co
(FSA) - Guaranteed by Financial Security Assurance Inc
(MBIA) - Guaranteed by Municipal Bond Investors Assurance Corp
(P/R) - Prerefunded
G/O - General Obligation Bond

  SENTINEL U.S. TREASURY MONEY MARKET FUND
  INVESTMENT IN SECURITIES
  at August 31, 2006 (Unaudited)

  -----------------------------------------------------------------------------
                                                 Principal
                                                   Amount            Value
                                                 (M=$1,000)         (Note 1)
  -----------------------------------------------------------------------------
  U.S. GOVERNMENT OBLIGATIONS 90.0%
  U.S. GOVERNMENT AGENCY OBLIGATIONS 19.7%
  Federal Home Loan Bank
  5.1%, 09/05/06                                      8,300 M    $    8,295,297
  Freddie Mac
  5.13%, 09/19/06                                     6,600 M         6,583,071

  TOTAL U.S. TREASURY GOVERNMENT AGENCY OBLIGATIONS
  (Amortized Cost $14,878,368)                                       14,878,368
                                                                 --------------
  U.S. TREASURY OBLIGATIONS 70.3%
  U.S. Treasury Bill 5.035%, 09/28/06                15,300 M        15,242,223
  U.S. Treasury Bill 5.045%, 09/07/06 (a)            14,550 M        14,537,766
  U.S. Treasury Bill 5.065%, 09/14/06 (a)            16,150 M        16,120,461
  U.S. Treasury Bill 5.07%, 09/21/06                  7,000 M         6,980,283
  TOTAL U.S. TREASURY OBLIGATIONS
    (Amortized Cost $52,880,733)                                     52,880,733
                                                                 --------------
  TOTAL U.S. GOVERNMENT OBLIGATIONS                                  67,759,101
                                                                 --------------

  -----------------------------------------------------------------------------
                                                                      Value
                                                  Shares             (Note 1)
  -----------------------------------------------------------------------------
  U.S. TREASURY INSTITUTIONAL FUNDS 8.6%
  BlackRock Provident Institutional Funds
   Treasury Fund #60                              3,670,000      $    3,670,000
  Federated Funds
   Treasury Obligations Fund
   Institutional Shares #68                       2,780,000           2,780,000
                                                                 --------------
  (Amortized Cost $6,450,000)                                         6,450,000
                                                                 --------------
  MONEY MARKET FUND 20.2%
  State Street Navigator Securities Lending
  Prime Portfolio (b)
  (Cost $15,231,120)                             15,231,120          15,231,120
                                                                 --------------
  TOTAL INVESTMENTS
  (Amortized Cost $89,440,221)*                                      89,440,221

  EXCESS OF LIABILITIES
   OVER OTHER ASSETS (18.8%)                                        (14,184,569)
                                                                 --------------
  NET ASSETS                                                     $   75,255,652
                                                                 ==============

(a) All or a portion of this security was on loan at August 31, 2006. The aggregate cost and market value of securities on loan at August 31, 2006 is $14,931,045 and $14,931,088 respectively.

(b) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by SSgA Funds Management, Inc., an affiliate of State Street Bank and Trust Company. This amount represents cash collateral received from securities lending activity (see Note 1).

*     Also cost for federal income tax purposes.

NOTE 1:

SECURITY VALUATION: Equity securities that are traded on a national or foreign securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, each day that the NYSE is open for business. Foreign equity securities traded on a foreign securities exchange are subject to fair value pricing when deemed appropriate, using valuations provided by an independent pricing service. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities are valued on the basis of valuations provided by an independent pricing services. The mean between the bid and asked prices is used for valuation purposes. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's pricing time but after the close of the securities' primary markets, will be fair valued under procedures adopted by the Funds' board. The board has delegated this responsibility to a pricing committee, subject to its review and supervision. Short-term securities maturing in 60 days or less are valued at cost plus accrued interest earned, which approximates market value. Money market securities are valued at amortized cost, which approximates market value, in accordance with the terms of a rule adopted by the Securities and Exchange Commission. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.


ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) were effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

SEPARATE CERTIFICATIONS FOR EACH PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT AS REQUIRED BY RULE 30A-2(A) UNDER THE 1940 ACT (17 CFR 270.30A-2(A)). Filed herewith as an exhibit.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


      Sentinel Group Funds, Inc.

      By (Signature and Title)   /s/ THOMAS P. MALONE
                                 --------------------------------------------
                                 Thomas P. Malone
                                 Vice President & Treasurer

      Date  10/26/06
           ----------



      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

      By (Signature and Title)*  /s/ CHRISTIAN THWAITES
                                 --------------------------------------------
                                 Christian Thwaites,
                                 President and Chief Executive Officer


      Date  10/26/06
           ----------

      By (Signature and Title)*  /s/ THOMAS P. MALONE
                                 --------------------------------------------
                                 Thomas P. Malone
                                 Vice President & Treasurer

      Date  10/26/06
           ----------